Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advanced Series Trust
Entity Central Index Key	0000814679
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
AST ClearBridge Dividend Growth Portfolio
Shareholder Report [Line Items]
Fund Name	AST ClearBridge Dividend Growth Portfolio
Class Name	AST ClearBridge Dividend Growth Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST ClearBridge Dividend Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Clearbridge Dividend Growth Portfolio	$105	0.97%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The year ended December 31, 2024, was a strong year for the stock market and for the Portfolio’s absolute returns. For the second year in a row, the S&P 500 Index rose by approximately 25%. The Portfolio rose less than the market but was still up strongly during the period, with relative performance improving dramatically as the market broadened out in the second half of the year. The Portfolio trailed the S&P 500 Index from January 2024 to June 2024, when market returns were dominated by
NVIDIA
and
Meta Platforms
, Inc.
(paying only a de minimis
dividend,
NVIDIA
is not appropriate for the portfolio and is not owned, while
Meta
was added to the portfolio following its initiation of a dividend during the year), then outperformed during the rest of the reporting period as market participation evened out.
■
Stock selection in the energy sector was a large contributor to the Portfolio’s performance during the reporting period
. During the year ended
December 31, 2024,
Williams
Companies’
and
Enbridge’s
share prices rose amid an improving natural gas price outlook and growing acknowledgment that midstream infrastructure plays a key role in backing up renewable power as AI demand grows. The results of the US presidential election and the Republican sweep raised expectations for greater oil and gas production, raising volumes for pipelines. Top absolute contributors during the reporting period also included
Broadcom
, which gained on positive sentiment for AI semiconductor demand and the expanding market for
Broadcom’s
AI-specific chips, and
Apollo Asset Management
, which performed well as lower interest rates
offered a catalyst for private equity more broadly, where credit and real estate portfolios stand to benefit.
■
The main detractors during the reporting period were primarily sector allocations, notably underweights to the information technology sector and to
NVIDIA
, in particular, within that sector. Also,
Intel’s
results and profitability outlook continued to disappoint during the reporting period.
With
Intel’s
turnaround taking longer than hoped and the announced suspension of its dividend payments, we elected to exit our position and seek better opportunities elsewhere. Stock selection in the consumer staples sector also detracted (203 bps). We were early in increasing our allocation to the consumer staples sector in 2024, in our view. Despite compelling valuations, the stocks (in particular,
Nestle
) underperformed
due to challenging fundamentals and continued investor preference for high-momentum stocks. Yet, we remain constructive on global consumer staples companies based in Europe and increased our allocation to these companies. These companies have similar geographic footprints to their US peers but offer significantly more attractive valuations.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	16.72%	10.33%	10.34%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 267,650,480
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 2,826,894
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 267,650,480
Number of portfolio holdings	54
Total advisory fees paid for the year	$ 2,826,894
Portfolio turnover rate for the year	19%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/
2024
?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	10.5%
Software	7.4%
Insurance	5.4%
Banks	5.0%
Financial Services	4.9%
Semiconductors & Semiconductor Equipment	4.7%
Chemicals	4.6%
Multi-Utilities	4.4%
Pharmaceuticals	4.2%
Aerospace & Defense	3.5%
Affiliated Mutual Fund - Short-Term Investment (3.4% represents investments purchased with collateral from securities on loan)	3.4%
Interactive Media & Services	3.4%
Beverages	3.4%
Health Care Equipment & Supplies	3.0%
Personal Care Products	3.0%
Food Products	2.8%
Wireless Telecommunication Services	2.8%
Media	2.7%
Specialized REITs	2.4%
Industry Classification	% of Net Assets
Technology Hardware, Storage & Peripherals	2.4%
Construction Materials	2.2%
Consumer Finance	2.1%
Ground Transportation	2.0%
Residential REITs	1.9%
Commercial Services & Supplies	1.6%
Household Products	1.5%
Specialty Retail	1.5%
Health Care Providers & Services	1.4%
Metals & Mining	1.0%
Electric Utilities	0.9%
Entertainment	0.9%
Biotechnology	0.8%
Automobiles	0.6%
Others*	0.1%
102.4%
Liabilities in excess of other assets	(2.4)%
100.0%
*
Consists
of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
At a meeting of the shareholders of the Portfolio held on December 11, 2024, shareholders of the Portfolio approved the reorganization of the
Portfolio into the AST Large-Cap Core Portfolio (the
“
Reorganization”).
In connection with the Reorganization,
AST Large-Cap Core Portfolio
changed its name to AST Large-Cap Equity Portfolio
.
The Reorganization was completed on January 27, 2025.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Name [Text Block]	AST Large-Cap Core Portfolio changed its name to AST Large-Cap Equity Portfolio
Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST Cohen & Steers Realty Portfolio
Shareholder Report [Line Items]
Fund Name	AST Cohen & Steers Realty Portfolio
Class Name	AST Cohen & Steers Realty Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Cohen & Steers Realty Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Cohen & Steers Realty Portfolio	$112	1.08%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, interest rates influenced share prices, with the market focused on the prospect of a monetary policy pivot from the
US Federal Reserve, which arrived with a rate cut of 50 basis points in September 2024.
■
During the reporting period, the economy continued to expand with low unemployment.
■
Commercial real estate fundamentals remained healthy, with steady demand and limited new supply in most sectors.
■
Leading contributors to the Portfolio’s performance relative to the FTSE NAREIT All-Equity REITs Index included an overweight position in Iron
Mountain, which reported earnings results indicating strength in its data center leasing business. Stock selection in the health care and data center sectors also helped performance, as did overweight positions in those sectors.
■
Detractors included an overweight position in telecommunications, which was pressured by rising interest rates during the year ended
December 31, 2024. An underweight in shopping centers also hindered performance, as these companies benefited from a resilient consumer.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	6.67%	4.37%	6.10%
S&P 500 Index*	25.02%	14.53%	13.10%
FTSE NAREIT All Equity REITs Index	4.92%	3.29%	5.83%
*The Portfolio has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares .
Material Change Date	Jan. 01, 2024
Net Assets	$ 469,507,153
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 4,104,836
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 469,507,153
Number of portfolio holdings	35
Total advisory fees paid for the year	$ 4,104,836
Portfolio turnover rate for the year	37%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Sector Classification	% of Net Assets
Specialized REITs	43.7%
Residential REITs	16.6%
Health Care REITs	14.1%
Retail REITs	10.7%
Industrial REITs	8.3%
Affiliated Mutual Fund - Short Term Investment (5.6% represents investments purchased with collateral from securities on loan)	6.5%
Casinos & Gaming	2.5%
Office REITs	1.4%
Hotel & Resort REITs	1.3%
Health Care Facilities	0.2%
105.3%
Liabilities in excess of other assets	(5.3)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
At a meeting of the shareholders of the Portfolio held on December 11, 2024, shareholders of the Portfolio approved the reorganization of the
Portfolio into the AST Large-Cap Core Portfolio (the
“
Reorganization
”).
In connection with the Reorganization,
AST Large-Cap Core Portfolio
changed its name to AST Large-Cap Equity Portfolio
.
The Reorganization was completed on January 27, 2025.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Name [Text Block]	AST Large-Cap Core Portfolio changed its name to AST Large-Cap Equity Portfolio
Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST Emerging Markets Equity Portfolio
Shareholder Report [Line Items]
Fund Name	AST Emerging Markets Equity Portfolio
Class Name	AST Emerging Markets Equity Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Emerging Markets Equity Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Emerging Markets Equity Portfolio	$135	1.32%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International equities underperformed US equities by a rather wide margin during the reporting period, as slowing economic momentum contributed to low-single-digit equity returns in Europe, while an end to deflation and corporate governance reforms led to more impressive gains in Japan. Emerging market equities gained and outperformed international equities, despite economic struggles in China, which were offset by optimism over the potential policy response such as monetary easing.
■
For the reporting period, the Portfolio underperformed the MSCI Emerging Markets Index (GD) (the Index).
■
Country allocations had the largest negative impact on returns relative to the Index. Specifically, each of the Portfolio’s subadvisors had overweight allocations to Indonesia and Mexico, the latter of which benefited from expectations that the US would look to move supply channels
(especially semiconductor supply channels) from China to more local markets. However, Mexico started to underperform late in the reporting period when it became apparent that Donald Trump had a significant chance to win the US presidential election. Fears that goods coming from
Mexico would face US tariffs began to take hold and the subadvisors’ allocation to Mexico ultimately detracted from performance.
■
Additionally, security selection within China detracted from performance for all three subadvisors due to underexposure to strong-performing consumer discretionary stocks. Measures taken by the Chinese government to increase economic stimulus bolstered investor confidence that the Chinese consumer may recover, pushing consumer discretionary stocks significantly higher following several years of underperformance.
However, most managers, including the subadvisors, lacked confidence in future Chinese growth and maintained underweight allocations to consumer discretionary stocks as their prices become more dependent on government policy rather than company fundamentals. The
Portfolio’s underweight allocation to the consumer discretionary sector had a negative impact on relative returns
for the reporting period.
■
AQR Capital Management, LLC, a subadvisor to the Portfolio, utilized liquid futures, forwards, and swaps contracts to gain country and currency exposure and these contracts had a negative impact on returns during the period. Neither Martin Currie Inc. nor J.P. Morgan Investment
Management Inc., also subadvisors to the Portfolio, utilized derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	4.65%	-0.83%	1.01%
MSCI Emerging Markets Index (GD)	8.05%	2.10%	4.04%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 202,180,241
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 2,173,352
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 202,180,241
Number of portfolio holdings	245
Total advisory fees paid for the year	$ 2,173,352
Portfolio turnover rate for the year	92%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE
PORTFOLIO’S
HOLDINGS
AS OF 12/31/2024?

Industry Classification	% of Net Assets
Banks	18.8%
Semiconductors & Semiconductor Equipment	15.5%
Technology Hardware, Storage & Peripherals	6.5%
IT Services	5.4%
Broadline Retail	4.5%
Affiliated Mutual Fund - Short-Term Investment	4.4%
Insurance	4.2%
Interactive Media & Services	4.0%
Oil, Gas & Consumable Fuels	3.2%
Unaffiliated Exchange-Traded Funds	2.9%
Automobiles	2.1%
Metals & Mining	1.9%
Food Products	1.7%
Household Durables	1.7%
Capital Markets	1.6%
Hotels, Restaurants & Leisure	1.5%
Consumer Staples Distribution & Retail	1.4%
Wireless Telecommunication Services	1.3%
Gas Utilities	1.2%
Entertainment	1.2%
Diversified Telecommunication Services	1.0%
Industry Classification	% of Net Assets
Health Care Providers & Services	1.0%
Electric Utilities	1.0%
Automobile Components	1.0%
Consumer Finance	0.9%
Aerospace & Defense	0.8%
Electrical Equipment	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Transportation Infrastructure	0.8%
Machinery	0.7%
Real Estate Management & Development	0.7%
Specialty Retail	0.6%
Financial Services	0.6%
Industrial Conglomerates	0.6%
Construction & Engineering	0.5%
Electronic Equipment, Instruments & Components	0.5%
Others*	2.5%
99.8%
Other assets in excess of liabilities	0.2%
100.0%
* Co
nsists
of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
At a meeting of the shareholders of the Portfolio held on December 11, 2024, shareholders of the Portfolio approved the reorganization of the
Portfolio into the AST International Equity Portfolio. The reorganization was completed on January 13, 2025.
■
The Manager had agreed to contractually limit expenses to 1.31% through June 30, 2024; effective July 1, 2024, contractually limit expenses to
1.33% through June 30, 2025; and, effective December 11, 2024, voluntarily waive 0.33% of its investment management fee through
January 10, 2025. These arrangements were subsequently terminated on January 10, 2025 in connection with the Reorganization. The termination of these arrangements did not have an impact on the Portfolio’s total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Expenses [Text Block]
The Manager had agreed to contractually limit expenses to 1.31% through June 30, 2024; effective July 1, 2024, contractually limit expenses to
1.33% through June 30, 2025; and, effective December 11, 2024, voluntarily waive 0.33% of its investment management fee through
January 10, 2025. These arrangements were subsequently terminated on January 10, 2025 in connection with the Reorganization. The termination of these arrangements did not have an impact on the Portfolio’s total annual operating expenses during the period.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST International Equity Portfolio
Shareholder Report [Line Items]
Fund Name	AST International Equity Portfolio
Class Name	AST International Equity Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST International Equity Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024 .
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST International Equity Portfolio	$104	1.01%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International equities, as measured by the MSCI EAFE Index, delivered a modest gain of 3.82% in 2024, underperforming US equities by a rather wide margin. Slowing economic momentum contributed to low-single-digit equity returns in Europe, while an end to deflation and corporate governance reforms led to more impressive gains in Japan. Emerging market equities were up 7.5% despite economic struggles in
China, which were offset by optimism over the potential policy response such as potential monetary easing.
■
Risk exposures drove positive returns during the period, as the Portfolio’s overweight exposures to earnings momentum aggregated by the holdings of all underlying subadvisers—Jennison Associates (Jennison), J.P. Morgan Asset Management (JPM), LSV Asset Management
(LSV), MFS Investment Management (MFS), and PGIM Quantitative Solutions (PQS)—added to relative returns. While PQS and MFS incorporated momentum as part of their stock selection process, risk exposures for Jennison, LSV, and JPM were a residual outcome of their stock selection process. In 2024, the international market favored companies that maintained sustainable earnings growth for multiple years over those that exhibited more volatile growth patterns.
■
Security selection within the information technology sector, and specifically the semiconductor industry within that sector, enhanced the
Portfolio’s performance. Given
NVIDIA
’s success in the US market, several international semiconductor component manufacturers and assemblers that
NVIDIA
relies on to produce its artificial intelligence (AI) chips also participated in the AI rally early in the year. Specific subadvisors that benefited from an overweight allocation to these stocks included Jennison, MFS, and JPM. These managers look for growth companies, some of which are domiciled in emerging markets. On the other hand, PQS and LSV did not invest similarly, as these managers tend to focus on undervalued securities. Similar to the US domestic technology companies
, the above-mentioned international semiconductor
component manufacturers and assemblers trade at higher valuations, and most do not meet PQS’ or LSV’s investment criteria.
■
Finally, regarding dividend exposure, PQS utilized liquid futures to gain sector exposures. In 2024, these contracts did not have a significant impact on returns (positive or negative). Jennison, LSV, JPM, and MFS did not use derivatives.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	5.46%	5.52%	7.25%
MSCI EAFE Index (GD)	4.35%	5.24%	5.71%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 1,236,061,733
Holdings Count | Holding	614
Advisory Fees Paid, Amount	$ 8,961,670
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 1,236,061,733
Number of portfolio holdings	614
Total advisory fees paid for the year	$ 8,961,670
Portfolio turnover rate for the year	57%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Banks	11.3%
Pharmaceuticals	7.6%
Insurance	5.4%
Semiconductors & Semiconductor Equipment	4.7%
Capital Markets	3.8%
Oil, Gas & Consumable Fuels	3.8%
Unaffiliated Exchange-Traded Funds	3.5%
Machinery	3.0%
Textiles, Apparel & Luxury Goods	2.8%
Software	2.5%
Metals & Mining	2.4%
Automobiles	2.4%
Electrical Equipment	2.3%
Diversified Telecommunication Services	2.2%
Hotels, Restaurants & Leisure	2.1%
Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan)	2.0%
Aerospace & Defense	2.0%
Food Products	1.9%
Electric Utilities	1.8%
Consumer Staples Distribution & Retail	1.7%
Specialty Retail	1.6%
Chemicals	1.6%
Electronic Equipment, Instruments & Components	1.5%
Professional Services	1.4%
Trading Companies & Distributors	1.4%
Industrial Conglomerates	1.3%
Industry Classification	% of Net Assets
Broadline Retail	1.3%
Health Care Equipment & Supplies	1.3%
IT Services	1.2%
Household Durables	1.1%
Beverages	1.1%
Construction & Engineering	1.0%
Construction Materials	1.0%
Real Estate Management & Development	0.9%
Technology Hardware, Storage & Peripherals	0.9%
Tobacco	0.9%
Automobile Components	0.8%
Building Products	0.7%
Financial Services	0.7%
Household Products	0.7%
Entertainment	0.7%
Multi-Utilities	0.6%
Personal Care Products	0.6%
Wireless Telecommunication Services	0.6%
Retail REITs	0.5%
Leisure Products	0.5%
Interactive Media & Services	0.5%
Commercial Services & Supplies	0.5%
Others*	3.8%
99.9%
Other assets in excess of liabilities	0.1%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
At a meeting of the shareholders of the AST Emerging Markets Equity Portfolio (“Target Portfolio”) held on December 11, 2024, shareholders of the Target Portfolio approved the reorganization of the Target Portfolio into the Portfolio (the
“
Reorganization
”
). The Reorganization was
completed on January 13, 2025.
■
In connection with the Reorganization: Putnam Investment Management, LLC replaced LSV Asset Management as a subadviser to the
Portfolio, to serve alongside Massachusetts Financial Services Company, PGIM Quantitative Solutions LLC, J.P. Morgan Investment
Management Inc., and Jennison Associates LLC
; certain revisions were made to the Portfolio’s principal investment strategies to reflect the different mix of subadvisers of the Portfolio;
the Portfolio’s principal risk disclosure was revised to include Currency Risk and Derivatives Risk as principal risks of the Portfolio; and the Portfolio’s management fee was reduced.

Such reduction in management fees was driven by
subadviser changes and reduction in subadvisory fees paid.
■
The Manager has agreed to contractually limit expenses to 0.98% through June 30, 2024; effective July 1, 2024, contractually limit expenses to
1.03% through June 30, 2025; and, effective December 11, 2024, the Manager agreed to voluntarily waive 0.03% of its investment management fee through Janurary 10, 2025. These arrangements were subsequently terminated on January 10, 2025 in connection with the
Reorganization. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period. Effective January 11, 2025, contractually waive 0.01% of its investment management fee through June 30, 2026.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Expenses [Text Block]
The Manager has agreed to contractually limit expenses to 0.98% through June 30, 2024; effective July 1, 2024, contractually limit expenses to
1.03% through June 30, 2025; and, effective December 11, 2024, the Manager agreed to voluntarily waive 0.03% of its investment management fee through Janurary 10, 2025. These arrangements were subsequently terminated on January 10, 2025 in connection with the
Reorganization. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period. Effective January 11, 2025, contractually waive 0.01% of its investment management fee through June 30, 2026.

Material Fund Change Strategies [Text Block]	certain revisions were made to the Portfolio’s principal investment strategies to reflect the different mix of subadvisers of the PortfolioSuch reduction in management fees was driven by subadviser changes and reduction in subadvisory fees paid.

Material Fund Change Risks Change [Text Block]	the Portfolio’s principal risk disclosure was revised to include Currency Risk and Derivatives Risk as principal risks of the Portfolio; and the Portfolio’s management fee was reduced.
Material Fund Change Adviser [Text Block]
In connection with the Reorganization: Putnam Investment Management, LLC replaced LSV Asset Management as a subadviser to the
Portfolio, to serve alongside Massachusetts Financial Services Company, PGIM Quantitative Solutions LLC, J.P. Morgan Investment
Management Inc., and Jennison Associates LLC

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST Large-Cap Equity Portfolio
Shareholder Report [Line Items]
Fund Name	AST Large-Cap Equity Portfolio
Class Name	AST Large-Cap Equity Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Large-Cap Equity Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Large-Cap Equity Portfolio	$96	0.86%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities registered impressive returns in 2024, with the S&P 500 Index gaining 25% against a backdrop of robust economic growth, disinflation progress, and US Federal Reserve interest rate cuts. For the first time since 1999, the S&P 500 Index’s returns exceeded 20% for two years in a row. Mega-cap growth technology-related stocks, most notably the “Magnificent Seven,” drove the S&P 500 Index’s outsized returns, underpinned in part by ongoing optimism over the earnings potential of artificial intelligence.
■
The Portfolio’s security selection in the aerospace and defense, textiles and luxury goods, and energy equipment and services sectors was the most significant contributor to the Portfolio’s performance relative to the Russell 1000 Value Index (the Index) during the reporting period. In addition, underweight allocations to the pharmaceuticals, health care providers and services, and chemicals sectors contributed positively to the Portfolio’s performance.
■
The Portfolio’s security selection in the semiconductors, automobiles, and oil, gas, and consumable fuels sectors detracted from its performance relative to the Index during the period. The Portfolio’s overweight allocation to the ground transportation, life sciences tools and services, and biotechnology sectors also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	24.15%	12.51%	11.09%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 447,925,618
Holdings Count | Holding	231
Advisory Fees Paid, Amount	$ 2,362,228
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 447,925,618
Number of portfolio holdings	231
Total advisory fees paid for the year	$ 2,362,228
Portfolio turnover rate for the year	73%

Holdings [Text Block]
WHAT ARE SOME
CHARACTERISTICS
OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.3%
Software	10.3%
Technology Hardware, Storage & Peripherals	7.5%
Interactive Media & Services	6.5%
Broadline Retail	4.7%
Financial Services	3.8%
Capital Markets	3.3%
Banks	3.3%
Health Care Equipment & Supplies	3.2%
Unaffiliated Exchange-Traded Funds	2.9%
Insurance	2.7%
Oil, Gas & Consumable Fuels	2.6%
Electric Utilities	2.5%
Aerospace & Defense	2.4%
Biotechnology	2.3%
Pharmaceuticals	2.1%
Automobiles	2.0%
Electrical Equipment	2.0%
Specialty Retail	1.8%
Health Care Providers & Services	1.7%
Hotels, Restaurants & Leisure	1.5%
Ground Transportation	1.4%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	1.4%
Industry Classification	% of Net Assets
Life Sciences Tools & Services	1.2%
Building Products	1.2%
Consumer Staples Distribution & Retail	1.0%
Food Products	0.9%
Entertainment	0.9%
Household Products	0.9%
Energy Equipment & Services	0.8%
Multi-Utilities	0.8%
Consumer Finance	0.8%
Construction Materials	0.8%
Communications Equipment	0.7%
Industrial Conglomerates	0.7%
Machinery	0.7%
Beverages	0.7%
Specialized REITs	0.6%
Electronic Equipment, Instruments & Components	0.5%
Diversified Telecommunication Services	0.5%
Others*	3.9%
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
At a meeting of the shareholders of AST ClearBridge Dividend Growth Portfolio, AST Cohen & Steers Realty Portfolio, AST MFS Global Equity
Portfolio and AST T. Rowe Price Natural Resources Portfolio (the
“
Target Portfolios
”
) held on December 11, 2024, shareholders of the Target
Portfolios approved the reorganization of the Target Portfolios into the Portfolio (the
“
Reorganization
”
). The Reorganization was completed on
January 27, 2025.
■
In connection with the
Reorganization
: The Portfolio changed its name from AST Large-Cap Core Portfolio to
AST Large-Cap Equity Portfolio
;
ClearBridge Investments,
LLC and Dimensional Fund
Advisors
LP replaced Massachusetts Financial Services Company as subadvisers to the
Portfolio, to serve alongside PGIM Quantitative Solutions LLC and J.P. Morgan Investment Management Inc
.; certain revisions were made to the Portfolio’s principal investment strategies to reflect the different mix of subadvisers of the Portfolio;
the Portfolio’s principal risk disclosure was
revised to include Focus Risk, Growth Risk, Investment Style Risk, Mid-Sized Company Risk and Value Style Risk as principal risks of the
Portfolio; and the Portfolio’s management fee was reduced
.

Such reduction in management fees was driven by
subadviser
changes and
reduction in subadvisory fees paid.
■
The Manager had contractually agreed to waive 0.015% of its investment management fee and contractually limit expenses to 0.86% through
June 30, 2025. These arrangements were subsequently terminated on January 24, 2025 in connection with the Reorganization. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Name [Text Block]	The Portfolio changed its name from AST Large-Cap Core Portfolio to AST Large-Cap Equity Portfolio
Material Fund Change Expenses [Text Block]
The Manager had contractually agreed to waive 0.015% of its investment management fee and contractually limit expenses to 0.86% through
June 30, 2025. These arrangements were subsequently terminated on January 24, 2025 in connection with the Reorganization. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period.

Material Fund Change Strategies [Text Block]	certain revisions were made to the Portfolio’s principal investment strategies to reflect the different mix of subadvisers of the PortfolioSuch reduction in management fees was driven by subadviser
changes and
reduction in subadvisory fees paid.

Material Fund Change Risks Change [Text Block]
the Portfolio’s principal risk disclosure was
revised to include Focus Risk, Growth Risk, Investment Style Risk, Mid-Sized Company Risk and Value Style Risk as principal risks of the
Portfolio; and the Portfolio’s management fee was reduced
.
Material Fund Change Adviser [Text Block]	ClearBridge Investments,
LLC and Dimensional Fund
Advisors
LP replaced Massachusetts Financial Services Company as subadvisers to the
Portfolio, to serve alongside PGIM Quantitative Solutions LLC and J.P. Morgan Investment Management Inc

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST Large-Cap Growth Portfolio
Shareholder Report [Line Items]
Fund Name	AST Large-Cap Growth Portfolio
Class Name	AST Large-Cap Growth Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Large-Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Large-Cap Growth Portfolio	$100	0.87%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities registered impressive returns in 2024, with the S&P 500 Index gaining 25% against the backdrop of robust economic growth, disinflation progress, and US Federal Reserve interest rate cuts. It was the second straight year of 20% returns for the S&P 500 Index, the first time that has occurred since 1999. Mega-cap growth stocks drove the S&P 500 Index’s outsized returns, underpinned by ongoing optimism over the earnings potential of artificial intelligence.
■
The Portfolio underperformed the Russell 1000 Growth Index (the Index) during the period. Relative to the Index, both security selection and allocation decisions detracted from results.
■
Stock selection in the information technology, consumer discretionary, and communications services sectors detracted from performance.
Stock selection in the health care and industrials sectors positively contributed to performance. The Portfolio benefited from an underweight allocation to the consumer staples sector. However, the positive effects of the underweight allocation to the consumer staples sector were offset by the Portfolio’s overweight allocation to the health care sector, which was one of the Index’s lowest-performing sectors during the reporting period.
■
From a style perspective, the Portfolio was positioned with neutral factor exposures. A modest tilt toward momentum securities was rewarded, offset by a slight overweight to value securities, which detracted from the Portfolio’s performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 8,460,866,256
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 40,250,822
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 8,460,866,256
Number of portfolio holdings	170
Total advisory fees paid for the year	$ 40,250,822
Portfolio turnover rate for the year	46%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE
PORTFOLIO’S
HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Software	16.1%
Semiconductors & Semiconductor Equipment	14.8%
Interactive Media & Services	9.9%
Technology Hardware, Storage & Peripherals	7.8%
Broadline Retail	7.1%
Financial Services	5.5%
Unaffiliated Exchange-Traded Funds	5.0%
Affiliated Mutual Fund - Short-Term Investment (3.3% represents investments purchased with collateral from securities on loan)	3.9%
Hotels, Restaurants & Leisure	3.4%
Entertainment	3.0%
Automobiles	2.7%
Pharmaceuticals	2.6%
Health Care Equipment & Supplies	2.6%
Capital Markets	1.7%
Consumer Staples Distribution & Retail	1.5%
Specialty Retail	1.4%
Aerospace & Defense	1.3%
Industry Classification	% of Net Assets
Ground Transportation	1.3%
Health Care Providers & Services	1.2%
Biotechnology	1.2%
Life Sciences Tools & Services	0.8%
Insurance	0.8%
Electrical Equipment	0.7%
Beverages	0.6%
Specialized REITs	0.6%
Building Products	0.6%
Chemicals	0.6%
IT Services	0.6%
Communications Equipment	0.6%
Professional Services	0.5%
Others*	2.9%
103.3%
Liabilities in excess of other assets	(3.3)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
At a meeting of the shareholders of AST Mid-Cap Growth Portfolio (the
“
Target Portfolio
”
) held on November 26, 2024, shareholders of the
Target Portfolio approved the reorganization of the Target Portfolio into the Portfolio (the
“
Reorganization
”
). The Reorganization was completed
on December 16, 2024.
■
In connection with the Reorganization:
J.P. Morgan Investment Management Inc. and Putnam Investment Management, LLC replaced
Massachusetts Financial Services Company as subadvisers to the Portfolio
, to serve alongside ClearBridge Investments, LLC, Jennison Associates LLC and T. Rowe Price Associates, Inc
.;
c
ertain revisions were made to the Portfolio’s principal investment strategies to reflect the
different mix of subadvisers of the Portfolio
and clarify the types of securities of large-capitalization companies in which the Portfolio may invest; and the Portfolio’s management fee was reduced.
 Such reduction in management fees was driven by subadviser changes and reduction in subadvisory fees paid.
■
The Manager contractually agreed to waive 0.0483% of its investment management fee through June 30, 2025. This arrangement was subsequently terminated on December 13, 2024 in connection with the Reorganization. The Manager also agreed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024 and contractually limit expenses to 0.87% through June 30, 2024.
These arrangements terminated after completion of their terms. Effective July 1, 2024, the Manager contractually agreed to limit expenses to
0.90% through June 30, 2025. This arrangement was subsequently terminated on December 13, 2024 in connection with the Reorganization.
The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Expenses [Text Block]
The Manager contractually agreed to waive 0.0483% of its investment management fee through June 30, 2025. This arrangement was subsequently terminated on December 13, 2024 in connection with the Reorganization. The Manager also agreed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024 and contractually limit expenses to 0.87% through June 30, 2024.
These arrangements terminated after completion of their terms. Effective July 1, 2024, the Manager contractually agreed to limit expenses to
0.90% through June 30, 2025. This arrangement was subsequently terminated on December 13, 2024 in connection with the Reorganization.
The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period.

Material Fund Change Strategies [Text Block]
c
ertain revisions were made to the Portfolio’s principal investment strategies to reflect the
different mix of subadvisers of the Portfolio
and clarify the types of securities of large-capitalization companies in which the Portfolio may invest; and the Portfolio’s management fee was reduced.
 Such reduction in management fees was driven by subadviser changes and reduction in subadvisory fees paid.

Material Fund Change Adviser [Text Block]
In connection with the Reorganization:
J.P. Morgan Investment Management Inc. and Putnam Investment Management, LLC replaced
Massachusetts Financial Services Company as subadvisers to the Portfolio
, to serve alongside ClearBridge Investments, LLC, Jennison Associates LLC and T. Rowe Price Associates, Inc

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST Large-Cap Value Portfolio
Shareholder Report [Line Items]
Fund Name	AST Large-Cap Value Portfolio
Class Name	AST Large-Cap Value Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Large-Cap Value Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Large-Cap Value Portfolio	$85	0.81%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities registered impressive returns in 2024, with the S&P 500 index gaining 25% against the backdrop of robust economic growth, disinflation progress, and US Federal Reserve interest rate cuts. It was the second straight year of 20% returns for the S&P 500 Index, the first time that has occurred since 1999. Mega-cap growth stocks drove the S&P 500 Index’s outsized returns, underpinned by ongoing optimism over the earnings potential of artificial intelligence.
■
Stock selection in the financials, consumer discretionary, and technology sectors contributed positively to the Portfolio’s performance relative to the Russell 1000 Value Index. An underweight allocation to the materials sector and an overweight to the financials sector also positively contributed to performance during the reporting period.
■
Stock selection in the consumer staples, industrials, materials, and health care sectors detracted from the Portfolio’s performance relative to the
Index. Additionally, an overweight allocation to energy stocks along with an underweight allocation to industrial stocks weighed negatively on returns.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	9.93%	9.72%	8.82%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Value Index	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 4,035,993,009
Holdings Count | Holding	387
Advisory Fees Paid, Amount	$ 17,884,778
Investment Company, Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 4,035,993,009
Number of portfolio holdings	387
Total advisory fees paid for the year	$ 17,884,778
Portfolio turnover rate for the year	99%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE
PORTFOLIO’S
HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Banks	9.1%
Affiliated Mutual Fund - Short-Term Investment (5.8% represents investments purchased with collateral from securities on loan)	7.6%
Oil, Gas & Consumable Fuels	7.3%
Health Care Providers & Services	5.5%
Insurance	3.8%
Financial Services	3.7%
Machinery	3.7%
Chemicals	3.5%
Capital Markets	3.5%
Unaffiliated Exchange-Traded Funds	3.4%
Semiconductors & Semiconductor Equipment	3.1%
Pharmaceuticals	3.0%
Consumer Staples Distribution & Retail	2.6%
Software	2.5%
Aerospace & Defense	2.5%
Consumer Finance	2.2%
Health Care Equipment & Supplies	2.2%
Biotechnology	2.2%
Electric Utilities	2.1%
Multi-Utilities	2.0%
Media	1.6%
Communications Equipment	1.5%
Beverages	1.5%
Life Sciences Tools & Services	1.4%
Construction Materials	1.2%
Automobiles	1.1%
Ground Transportation	1.1%
Household Durables	1.1%
Industry Classification	% of Net Assets
Interactive Media & Services	1.1%
Passenger Airlines	1.1%
Building Products	1.0%
Air Freight & Logistics	1.0%
Specialty Retail	1.0%
Hotels, Restaurants & Leisure	1.0%
Metals & Mining	0.9%
Tobacco	0.8%
Specialized REITs	0.8%
Personal Care Products	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Household Products	0.7%
Wireless Telecommunication Services	0.7%
Food Products	0.7%
Entertainment	0.7%
Diversified Telecommunication Services	0.7%
Containers & Packaging	0.7%
Industrial Conglomerates	0.6%
Electronic Equipment, Instruments & Components	0.6%
Energy Equipment & Services	0.5%
Trading Companies & Distributors	0.5%
Electrical Equipment	0.5%
IT Services	0.5%
Others*	2.0%
105.6%
Liabilities in excess of other assets	(5.6)%
100.0%
* Consists of Industries that each
make
up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
At a meeting of the shareholders of AST Mid-Cap Value Portfolio (the
“
Target Portfolio
”
) held on November 26, 2024, shareholders of the
Target Portfolio approved the reorganization of the Target Portfolio into the Portfolio (the
“
Reorganization
”
). The Reorganization was completed
on December 16, 2024.
■
In connection with the Reorganization: ClearBridge Investments, LLC, Dimensional Fund Advisors LP, J.P. Morgan Investment Management Inc.
and Putnam Investment Management LLC replaced Massachusetts Financial Services Company, T. Rowe Price Associates, Inc. and Wellington Management Company LLP as subadvisers to the Portfolio, to serve alongside Hotchkis and Wiley Capital Management, LLC
;
certain revisions
were made to the Portfolio’s principal investment strategies to reflect the different mix of subadvisers of the Portfolio and clarify the types of securities of large-capitalization companies in which the Portfolio may invest; and the Portfolio’s management fee was reduced.
 Such reduction
in management fees was driven by subadviser changes and reduction in subadvisory fees paid.
■
The Manager contractually agreed to waive 0.009% of its investment management fee through June 30, 2025. This arrangement was subsequently terminated on December 13, 2024 in connection with the Reorganization. The Manager also contractually agreed to limit expenses to 0.80% through June 30, 2024. This arrangement terminated after completion of its term. Effective July 1, 2024, the Manager contractually agreed to limit expenses to 0.82% through June 30, 2025. This arrangement was subsequently terminated on December 13, 2024 in connection with the Reorganization. Effective November 26, 2024 the Manager agreed to voluntarily waive an additional 0.02% of its investments management fee through December 13, 2024. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period. Effective December 14, 2024, the Manager has contractually agreed to waive 0.01% of its management fee through June 30, 2026.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements
and the Portfolio’s next
prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Expenses [Text Block]
The Manager contractually agreed to waive 0.009% of its investment management fee through June 30, 2025. This arrangement was subsequently terminated on December 13, 2024 in connection with the Reorganization. The Manager also contractually agreed to limit expenses to 0.80% through June 30, 2024. This arrangement terminated after completion of its term. Effective July 1, 2024, the Manager contractually agreed to limit expenses to 0.82% through June 30, 2025. This arrangement was subsequently terminated on December 13, 2024 in connection with the Reorganization. Effective November 26, 2024 the Manager agreed to voluntarily waive an additional 0.02% of its investments management fee through December 13, 2024. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period. Effective December 14, 2024, the Manager has contractually agreed to waive 0.01% of its management fee through June 30, 2026.

Material Fund Change Strategies [Text Block]
certain revisions
were made to the Portfolio’s principal investment strategies to reflect the different mix of subadvisers of the Portfolio and clarify the types of securities of large-capitalization companies in which the Portfolio may invest; and the Portfolio’s management fee was reduced.
 Such reduction
in management fees was driven by subadviser changes and reduction in subadvisory fees paid.

Material Fund Change Adviser [Text Block]
In connection with the Reorganization: ClearBridge Investments, LLC, Dimensional Fund Advisors LP, J.P. Morgan Investment Management Inc.
and Putnam Investment Management LLC replaced Massachusetts Financial Services Company, T. Rowe Price Associates, Inc. and Wellington Management Company LLP as subadvisers to the Portfolio, to serve alongside Hotchkis and Wiley Capital Management, LLC

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST MFS Global Equity Portfolio
Shareholder Report [Line Items]
Fund Name	AST MFS Global Equity Portfolio
Class Name	AST MFS Global Equity Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST MFS Global Equity Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST MFS Global Equity Portfolio	$114	1.11%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Moderating inflation pressures allowed many global central
banks
to ease monetary policy by cutting interest rates during the reporting period.
However, the pace of disinflation slowed toward the end of the period, particularly in the US. Geopolitical strains remained high amid ongoing conflicts in Ukraine and the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at supporting its property sector and the finances of highly indebted local governments. Also, toward the end of the period, labor markets loosened modestly with more unemployed candidates than job openings, particularly in the US, brightening the inflation outlook as economic growth remained solid. Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and high valuations amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth. Global bond yields climbed in response to the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future US Federal
Reserve interest rate cuts in 2025 were paired back, while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Option Volatility Estimate Index, declined in the fourth quarter after peaking before the US election.
■
Sector allocation and, more significantly, stock selection were the main reasons for the Portfolio’s underperformance relative to MSCI World
Index (the Index), which saw gains driven by a narrow set of stocks. A combination of security selection and an underweight allocation to the information technology sector detracted from relative returns. Security selection in the consumer staples, communication services, consumer discretionary, and industrials sectors also held back relative results. Individual holdings that detracted from relative returns included overweight positions
in
Pernod Ricard SA
and
Heineken N.V
., as well as
lack
of exposure to
NVIDIA Corp
.
■
Not holding any stocks in either the energy or real estate sectors contributed to relative returns. An overweight allocation to the financials sector also supported relative results. Individual holdings contributing to performance included overweight allocations in
Oracle Corp., American
Express Co.
, and
Rolls-Royce Holdings plc
.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	5.51%	5.66%	7.30%
MSCI EAFE Index (GD)	4.35%	5.24%	5.71%
MSCI World Index (GD)	19.19%	11.70%	10.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 562,077,499
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 4,751,261
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 562,077,499
Number of portfolio holdings	87
Total advisory fees paid for the year	$ 4,751,261
Portfolio turnover rate for the year	16%

Holdings [Text Block]
WHAT ARE S
O
ME
CHARACTERISTICS
OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	9.8%
Capital Markets	8.1%
Chemicals	6.9%
Software	6.5%
Financial Services	5.7%
Beverages	5.2%
Textiles, Apparel & Luxury Goods	4.6%
Ground Transportation	4.1%
Insurance	3.9%
Electrical Equipment	3.9%
IT Services	3.5%
Pharmaceuticals	3.3%
Professional Services	3.3%
Hotels, Restaurants & Leisure	3.3%
Life Sciences Tools & Services	3.2%
Media	2.7%
Aerospace & Defense	2.6%
Interactive Media & Services	2.5%
Industrial Conglomerates	2.2%
Affiliated Mutual Fund - Short-Term Investment (2.2% represents investments purchased with collateral from securities on loan)	2.2%
Industry Classification	% of Net Assets
Consumer Finance	1.8%
Food Products	1.5%
Machinery	1.3%
Entertainment	1.2%
Diversified Telecommunication Services	1.0%
Household Products	0.9%
Banks	0.9%
Transportation Infrastructure	0.9%
Electronic Equipment, Instruments & Components	0.7%
Broadline Retail	0.7%
Technology Hardware, Storage & Peripherals	0.7%
Automobile Components	0.6%
Air Freight & Logistics	0.6%
U.S. Government Agency Obligations	0.6%
Others*	1.0%
101.9%
Liabilities in excess of other assets	(1.9)%
100.0%
* Consists of
Industries
that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE
PORTFOLIO
THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
At a meeting of the shareholders of the Portfolio held on December 11, 2024, shareholders of the Portfolio approved the reorganization of the
Portfolio into the AST Large-Cap Core Portfolio (the
“
Reorganization
”). In connection with the Reorganization,
AST Large-Cap Core Portfolio
changed its name to AST Large-Cap Equity Portfolio
.
The Reorganization was completed on January 27, 2025.
■
Effective July 1, 2024, the Manager agreed to voluntarily limit expenses to 1.11%. This arrangement was subsequently terminated on
January 24, 2025 in connection with the Reorganization. The termination of this arrangement did not have an impact on the Portfolio's total annual operating expenses during the period.

For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the
Portfolio’s
next
prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Name [Text Block]	AST Large-Cap Core Portfolio changed its name to AST Large-Cap Equity Portfolio
Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the Manager agreed to voluntarily limit expenses to 1.11%. This arrangement was subsequently terminated on
January 24, 2025 in connection with the Reorganization. The termination of this arrangement did not have an impact on the Portfolio's total annual operating expenses during the period.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST Small-Cap Equity Portfolio
Shareholder Report [Line Items]
Fund Name	AST Small-Cap Equity Portfolio
Class Name	AST Small-Cap Equity Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Small-Cap Equity Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Small-Cap Equity Portfolio	$106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities registered impressive returns in 2024, with the S&P 500 Index gaining 25% against the backdrop of robust economic growth, disinflation progress, and US Federal Reserve interest rate cuts. It was the second straight year of 20% returns for the S&P 500 Index, the first time that has occurred since 1999. Mega-cap growth stocks drove the S&P 500 Index’s outsized returns, underpinned by ongoing optimism over the earnings potential of artificial intelligence.
■
Relative to the Russell 2000 Growth Index (the Portfolio’s performance index prior to December 16, 2024), security selection in the materials, industrials, and energy sectors contributed positively during the reporting period, as did an underweight allocation to the utilities sector and an overweight allocation to the information technology sector.
■
Conversely, security selection in the consumer discretionary, hea
lth care, and information technology sectors detracted from performance during the reporting period. An overweight allocation to financial stocks and an underweight to industrial stocks also weighed negatively on returns.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Ann ual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	14.86%	8.61%	9.69%
S&P 500 Index*	25.02%	14.53%	13.10%
Russell 2000 Index	11.54%	7.40%	7.82%
Russell 2000 Growth Index	15.15%	6.86%	8.09%
*The Portfolio has added this broad-based index in response to new regulatory
requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 2,188,827,974
Holdings Count | Holding	1,918
Advisory Fees Paid, Amount	$ 8,267,373
Investment Company, Portfolio Turnover	173.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net as s ets	$ 2,188,827,974
Number of portfolio holdings	1,918
Total advisory fees paid for the year	$ 8,267,373
Portfolio turnover rate for the year	173%

Holdings [Text Block]
WHAT AR
E
SOME CHARACTERISTICS OF THE
PORTFOLIO’S
HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (7.0% represents investments purchased with collateral from securities on loan)	9.6%
Banks	8.1%
Software	7.4%
Biotechnology	5.4%
Semiconductors & Semiconductor Equipment	4.5%
Machinery	4.2%
Insurance	3.6%
Oil, Gas & Consumable Fuels	3.3%
Electronic Equipment, Instruments & Components	3.2%
Specialty Retail	3.1%
Hotels, Restaurants & Leisure	2.9%
Unaffiliated Exchange-Traded Funds	2.8%
Capital Markets	2.8%
Commercial Services & Supplies	2.7%
Construction & Engineering	2.5%
Professional Services	2.4%
Aerospace & Defense	2.4%
Financial Services	2.3%
Health Care Equipment & Supplies	2.1%
Energy Equipment & Services	1.9%
Building Products	1.9%
Trading Companies & Distributors	1.8%
Diversified Consumer Services	1.7%
Food Products	1.5%
Industry Classification	% of Net Assets
Consumer Finance	1.4%
Chemicals	1.4%
Household Durables	1.4%
Health Care Providers & Services	1.3%
Pharmaceuticals	1.3%
Consumer Staples Distribution & Retail	1.3%
Electrical Equipment	1.3%
Media	1.2%
Automobile Components	1.0%
Metals & Mining	0.9%
Textiles, Apparel & Luxury Goods	0.7%
Personal Care Products	0.7%
Interactive Media & Services	0.7%
IT Services	0.6%
Electric Utilities	0.6%
Broadline Retail	0.6%
Ground Transportation	0.5%
Construction Materials	0.5%
Life Sciences Tools & Services	0.5%
Gas Utilities	0.5%
Others*	4.8%
107.3%
Liabilities in excess of other assets	(7.3)%
100.0%
* Consists of Industries that each make up less than
0.5
% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
At a meeting of the shareholders of AST Small-Cap Value Portfolio (the
“
Target Portfolio
”
) held on November 26, 2024, shareholders of the
Target Portfolio approved the reorganization of the Target Portfolio into the Portfolio (the
“
Reorganization
”
). The Reorganization was completed
on December 16, 2024.
■
In connection with the Reorganization:
The name of the Portfolio was changed from AST Small-Cap Growth Portfolio to AST Small-Cap Equity
Portfolio
; Boston Partners Global Investors, Inc., Dimensional Fund Advisors LP, Hotchkis and Wiley Capital Management, LLC and
TimesSquare Capital Management LLC replaced Emerald Mutual Fund Advisers Trust, Massachusetts Financial Services Company, UBS
Asset Management (Americas) LLC and Victory Capital Management Inc. as subadvisers to the Portfolio, to serve alongside Driehaus Capital Management LLC
;
certain revisions were made to the Portfolio’s principal investment strategies to reflect the different mix of subadvisers to the
Portfolio, that the Portfolio will have a broad-based small capitalization equity mandate incorporating both growth and value strategies with direct investments in securities as well as investments in exchange-traded funds and other investment companies, and to clarify the types of securities of small-capitalization companies in which the Portfolio may invest; and the Portfolio’s management fee was reduced.
 Such reduction
in management fees was driven by subadviser changes and reduction in subadvisory fees paid.
■
The Manager contractually agreed to limit expenses to 0.98% through June 30, 2024. This arrangement terminated after completion of its term.
The Manager contractually agreed to waive 0.004% of its investment management fee through June 30, 2025. This arrangement was subsequently terminated on December 13, 2024 in connection with the Reorganization. Effective November 26, 2024, the Manager had agreed to voluntarily waive an additional 0.05% of its investment management fee through December 13, 2024. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period. Effective December 14, 2024, the Manager has contractually agreed to waive 0.01% of its investment management fee through June 30, 2026.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the
Portfolio’s
next prospectus, which we expect to be available by May 1, 2025 at

www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Name [Text Block]	The name of the Portfolio was changed from AST Small-Cap Growth Portfolio to AST Small-Cap Equity Portfolio
Material Fund Change Expenses [Text Block]
The Manager contractually agreed to limit expenses to 0.98% through June 30, 2024. This arrangement terminated after completion of its term.
The Manager contractually agreed to waive 0.004% of its investment management fee through June 30, 2025. This arrangement was subsequently terminated on December 13, 2024 in connection with the Reorganization. Effective November 26, 2024, the Manager had agreed to voluntarily waive an additional 0.05% of its investment management fee through December 13, 2024. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period. Effective December 14, 2024, the Manager has contractually agreed to waive 0.01% of its investment management fee through June 30, 2026.

Material Fund Change Strategies [Text Block]
certain revisions were made to the Portfolio’s principal investment strategies to reflect the different mix of subadvisers to the
Portfolio, that the Portfolio will have a broad-based small capitalization equity mandate incorporating both growth and value strategies with direct investments in securities as well as investments in exchange-traded funds and other investment companies, and to clarify the types of securities of small-capitalization companies in which the Portfolio may invest; and the Portfolio’s management fee was reduced.
 Such reduction
in management fees was driven by subadviser changes and reduction in subadvisory fees paid.

Material Fund Change Adviser [Text Block]
In connection with the Reorganization:
The name of the Portfolio was changed from AST Small-Cap Growth Portfolio to AST Small-Cap Equity
Portfolio
; Boston Partners Global Investors, Inc., Dimensional Fund Advisors LP, Hotchkis and Wiley Capital Management, LLC and
TimesSquare Capital Management LLC replaced Emerald Mutual Fund Advisers Trust, Massachusetts Financial Services Company, UBS
Asset Management (Americas) LLC and Victory Capital Management Inc. as subadvisers to the Portfolio, to serve alongside Driehaus Capital Management LLC

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST T. Rowe Price Natural Resources Portfolio
Shareholder Report [Line Items]
Fund Name	AST T. Rowe Price Natural Resources Portfolio
Class Name	AST T. Rowe Price Natural Resources Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST T. Rowe Price Natural Resources Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST T. Rowe Price Natural Resources Portfolio	$98	0.96%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Natural resources equities had strong results during the year ended December 31, 2024. While oil prices finished lower due to concerns over reduced demand, particularly in China, natural gas prices rose. Gold prices reached all-time highs in October 2024 due to safe-haven demand, while base metals prices were mixed.
■
Stock selection in the electrical components and equipment sector, where Portfolio holdings benefited from increased demand given the critical ties between artificial intelligence and electrification, and in the paper and forest products sector, where Portfolio holdings benefited from favorable housing sentiment, contributed positively to performance relative to the Lipper Global Natural Resources Funds Index (the Index)
during the period. An overweight allocation to oil and gas storage and transportation also contributed positively.
■
Stock selection in the oil and gas equipment and services sector detracted from the Portfolio’s per
f
ormance rel
at
ive to the Index. Selection in
the US mixed exploration and production sector also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	3.86%	6.21%	3.87%
S&P 500 Index	25.02%	14.53%	13.10%
Lipper Global Natural Resources Funds Index	1.68%	10.26%	4.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 193,741,997
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 1,332,990
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 193,741,997
Number of portfolio holdings	92
Total advisory fees paid for the year	$ 1,332,990
Portfolio turnover rate for the year	34%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Country Classification	% of Net Assets
United States (10.1% represents investments purchased with collateral from securities on loan)	85.6%
Canada	13.4%
France	3.9%
Australia	2.1%
United Kingdom	1.5%
Japan	1.2%
Portugal	1.2%
Germany	0.6%
South Africa	0.4%
Mexico	0.3%
110.2%
Liabilities in excess of other assets	(10.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
At a meeting of the shareholders of the Portfolio held on December 11, 2024, shareholders of the Portfolio approved the reorganization of the
Portfolio into the AST Large-Cap Core Portfolio (the
“
Reorganization
”).

In connection with the Reorganization, AST Large-Cap Core Portfolio changed its name to AST Large-Cap Equity Portfolio. The Reorganization was completed on January 27, 2025.
■
The Manager agreed to voluntarily limit expenses to 0.939% through June 30, 2024. This arrangement was terminated after completion of this term and its termination did not have an impact on the Portfolio’s total annual operating
expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Name [Text Block]	AST Large-Cap Core Portfolio changed its name to AST Large-Cap Equity Portfolio
Material Fund Change Expenses [Text Block]
The Manager agreed to voluntarily limit expenses to 0.939% through June 30, 2024. This arrangement was terminated after completion of this term and its termination did not have an impact on the Portfolio’s total annual operating
expenses during the period.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST Bond Portfolio 2025
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2025
Class Name	AST Bond Portfolio 2025
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Bond Portfolio 2025 (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2025	$93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve eased policy in September of 2024 with a 50-basis-points
(bps) rate cut followed by two separate 25-bps cuts. The rate cuts came after a re-steepening of the US Treasury curve amidst greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened and performance across fixed income sectors was positive.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to the Portfolio’s performance relative to its primary strategy
benchmark
, the Bloomberg Fixed Maturity (2025) Zero Coupon Swaps Index, during the reporting period. The Portfolio’s security selection in US Treasuries and yield curve positioning also contributed positively to the Portfolio’s performance. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Portfolio’s duration positioning detracted from its relative performance during the period. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates.)
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures contributed positively to the Portfolio’s performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	5.36%	1.94%	2.37%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg Fixed Maturity (2025) Zero Coupon Swaps Index	4.01%	1.10%	2.14%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 42,884,487
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 30,679
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 42,884,487
Number of portfolio holdings	9
Total advisory fees paid for the year	$ 30,679
Portfolio turnover rate for the year	48%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	94.5%
Short Term Investment	3.7%
98.2%
Other assets in excess of liabilities	1.8%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTF
OL
IO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
The Manager agreed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its
termination
did not have an impact on the Portfolio’s total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Expenses [Text Block]
The Manager agreed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its
termination
did not have an impact on the Portfolio’s total annual operating expenses during the period.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST Bond Portfolio 2026
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2026
Class Name	AST Bond Portfolio 2026
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Bond Portfolio 2026 (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2026	$93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve eased policy in September of 2024 with a 50-basis-points
(bps) rate cut followed by two separate 25-bps cuts. The rate cuts came after a re-steepening of the US Treasury curve amidst greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened and performance across fixed income sectors was positive.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to the Portfolio’s performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2026) Zero Coupon Swaps Index, during the reporting period. The Portfolio’s security selection in US Treasuries and yield curve positioning also contributed positively to the Portfolio’s performance. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Portfolio’s duration positioning detracted from its rela tiv
e performance during the period. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates.)
■
During the period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures contributed positively to the Portfolio’s performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Since Inception (%)
Portfolio	4.57%	1.04%	1.95%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg Fixed Maturity (2026) Zero Coupon Swaps Index	3.08%	0.65%	2.02%
Portfolio Inception: 01/02/2015.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.

Performance Inception Date	Jan. 02, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 20,463,582
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 20,463,582
Number of portfolio holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	25%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	93.5%
Short Term Investment	4.4%
97.9%
Other assets in excess of liabilities	2.1%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
The Manager ag
re
ed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Expenses [Text Block]
The Manager ag
re
ed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST Bond Portfolio 2027
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2027
Class Name	AST Bond Portfolio 2027
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Bond Portfolio 2027 (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2027	$93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve eased policy in September of 2024 with a 50-basis-points
(bps) rate cut followed by two separate 25-bps cuts. The rate cuts came after a re-steepening of the US Treasury curve amidst greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened and performance across fixed income sectors was positive.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to the Portfolio’s performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2027) Zero Coupon Swaps Index, during the reporting period. The Portfolio’s yield curve and duration positioning also contributed positively to the Portfolio’s performance. (A yield
curve is a line graph that illustrates the
relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds. Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
There were no material detractors from the Portfolio’s relative performance during the period.
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures was a modest detractor from the Portfolio’s performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Since Inception (%)
Portfolio	3.78%	0.40%	1.59%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.44%
Bloomberg Fixed Maturity (2027) Zero Coupon Swaps Index	2.16%	0.21%	1.63%
Portfolio Inception: 01/04/2016.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.

Performance Inception Date	Jan. 04, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 41,048,105
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 142,668
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 41,048,105
Number of portfolio holdings	9
Total advisory fees paid for the year	$ 142,668
Portfolio turnover rate for the year	5%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	93.9%
Short Term Investment	4.2%
98.1%
Other assets in excess of liabilities	1.9%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
The Manager agreed to voluntarily waive an additional 0.0005% of its investment management
fee through June 30, 2024. This arrangement
was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Expenses [Text Block]
The Manager agreed to voluntarily waive an additional 0.0005% of its investment management
fee through June 30, 2024. This arrangement
was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST Bond Portfolio 2028
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2028
Class Name	AST Bond Portfolio 2028
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Bond Portfolio 2028 (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2028	$91	0.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve eased policy in September of 2024 with a 50-basis-points
(bps) rate cut followed by two separate 25-bps cuts. The rate cuts came after a re-steepening of the US Treasury curve amidst greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened and performance across fixed income sectors was positive.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to the Portfolio’s performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2028) Zero Coupon Swaps Index, during the reporting period. The Portfolio’s yield curve and duration positioning also contributed positively to the Portfolio’s performance. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds. Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Portfolio’s selection in US Treasuries detracted from its relative performance
during the period.
■
During the period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures detracted from the Portfolio’s performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Since Inception (%)
Portfolio	2.61%	0.39%	1.64%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.29%
Bloomberg Fixed Maturity (2028) Zero Coupon Swaps Index	1.31%	-0.22%	1.43%
Portfolio Inception: 01/03/2017.
Since Inception returns are provided because the
Portfolio
has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.

Performance Inception Date	Jan. 03, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 68,817,736
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 347,570
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 68,817,736
Number of portfolio holdings	9
Total advisory fees paid for the year	$ 347,570
Portfolio turnover rate for the year	1%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	95.6%
Short Term Investment	3.3%
98.9%
Other assets in excess of liabilities	1.1%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
The Manager agreed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Expenses [Text Block]
The Manager agreed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST Bond Portfolio 2029
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2029
Class Name	AST Bond Portfolio 2029
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Bond Portfolio 2029 (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2029	$92	0.91%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve eased policy in September of 2024 with a 50-basis-points
(bps) rate cut followed by two separate 25-bps cuts. The rate cuts came after a re-steepening of the US Treasury curve amidst greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened and performance across fixed income sectors was positive.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to the Portfolio’s performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2029) Zero Coupon Swaps Index, during the reporting period. The Portfolio’s duration positioning also positively contributed to the Portfolio’s performance. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Portfolio’s selection in US Treasuries and the Portfolio’s yield curve positioning detracted from its relative performance during the period. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities
. It is created by plotting
the yields of different maturities for the same type of bonds.)
■
During the period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures detracted from the Portfolio’s performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Since Inception (%)
Portfolio	1.47%	0.00%	1.44%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	0.97%
Bloomberg Fixed Maturity (2029) Zero Coupon Swaps Index	0.62%	-0.63%	1.05%
Portfolio Inception: 01/02/2018.
Since Inception returns are
provided
because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.

Performance Inception Date	Jan. 02, 2018
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 6,456,102
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 6,456,102
Number of portfolio holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	5%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	96.3%
Short Term Investment	2.1%
98.4%
Other assets in excess of liabilities	1.6%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
The Manager agreed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Expenses [Text Block]
The Manager agreed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST Bond Portfolio 2030
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2030
Class Name	AST Bond Portfolio 2030
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Bond Portfolio 2030 (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2030	$91	0.91%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve eased policy in September of 2024 with a 50-basis-points
(bps) rate cut followed by two separate 25-bps cuts. The rate cuts came after a re-steepening of the US Treasury curve amidst greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened and performance across fixed income sectors was positive.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to the Portfolio’s performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2030) Zero Coupon Swaps Index, during the reporting period. The Portfolio’s yield curve positioning also contributed positively to the Portfolio’s performance. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Portfolio’s duration positioning detracted from its relative performance during the period. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates.) Security selection in US Treasuries also detracted.
■
During the period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures detracted from the Portfolio’s performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Since Inception (%)
Portfolio	1.00%	-0.66%	1.71%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.13%
Bloomberg Fixed Maturity (2030) Zero Coupon Swaps Index	-0.13%	-1.05%	1.14%
Portfolio Inception: 01/02/2019.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’
s inc
eption date.

Performance Inception Date	Jan. 02, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 53,035,726
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 214,441
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 53,035,726
Number of portfolio holdings	9
Total advisory fees paid for the year	$ 214,441
Portfolio turnover rate for the year	3%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	96.6%
Short Term Investment	2.2%
98.8%
Other assets in excess of liabilities	1.2%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
The Manager agreed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Expenses [Text Block]
The Manager agreed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST Bond Portfolio 2031
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2031
Class Name	AST Bond Portfolio 2031
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Bond Portfolio 2031 (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2031	$90	0.90%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve eased policy in September of 2024 with a 50-basis-points
(bps) rate cut followed by two separate 25-bps cuts. The rate cuts came after a re-steepening of the US Treasury curve amidst greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened and performance across fixed income sectors was positive.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to the Portfolio’s performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2031) Zero Coupon Swaps Index, during the reporting period. The Portfolio’s security selection in US Treasuries and yield curve positioning also contributed positively to the Portfolio’s performance. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Portfolio’s duration positioning detracted from its
relative
performance during the period. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates.)
■
During the period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures contributed positively to the Portfolio’s performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	0.22%	-1.55%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%
Bloomberg Fixed Maturity (2031) Zero Coupon Swaps Index	-0.76%	-1.45%
Portfolio Inception: 01/02/2020.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.

Performance Inception Date	Jan. 02, 2020
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 72,598,587
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 345,805
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 72,598,587
Number of portfolio holdings	8
Total advisory fees paid for the year	$ 345,805
Portfolio turnover rate for the year	14%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	97.3%
Short Term Investment	1.0%
98.3%
Other assets in excess of liabilities	1.7%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
The Manager agreed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Expenses [Text Block]
The Manager agreed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST Bond Portfolio 2032
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2032
Class Name	AST Bond Portfolio 2032
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Bond Portfolio 2032 (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2032	$88	0.88%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve eased policy in September of 2024 with a 50-basis-points
(bps) rate cut followed by two separate 25-bps cuts. The rate cuts came after a re-steepening of the US Treasury curve and greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened and performance across fixed income sectors was positive.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor
to the Portfolio’s performance relative to
its primary strategy benchmark, the Bloomberg Fixed Maturity (2032) Zero Coupon Swaps Index, during the reporting period. The Portfolio’s security selection in US Treasuries and yield curve positioning also contributed positively to the Portfolio’s performance. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Portfolio’s duration positioning detracted from its relative performance during the period. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates.)
■
During the period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of cash bonds. The use of futures contributed positively to the Portfolio’s performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	-0.63%	-5.73%
Bloomberg US Aggregate Bond Index	1.25%	-2.19%
Bloomberg Fixed Maturity (2032) Zero Coupon Swaps Index	-1.36%	-5.38%
Portfolio Inception:
01/04/2021
.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.

Performance Inception Date	Jan. 04, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 69,597,492
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 380,041
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 69,597,492
Number of portfolio holdings	8
Total advisory fees paid for the year	$ 380,041
Portfolio turnover rate for the year	2%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	96.5%
Short Term Investment	1.7%
98.2%
Other assets in excess of liabilities	1.8%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
The Manager agreed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Expenses [Text Block]
The Manager agreed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST Bond Portfolio 2033
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2033
Class Name	AST Bond Portfolio 2033
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Bond Portfolio 2033 (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios. You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2033	$90	0.91%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve eased policy in September of 2024 with a 50-basis-points
(bps) rate cut followed by two separate 25-bps cuts. The rate cuts came after a re-steepening of the US Treasury curve amidst greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened and performance across fixed income sectors was positive.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to the Portfolio’s performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2033) Zero Coupon Swaps Index, during the reporting period. The Portfolio’s security selection in US Treasuries also contributed positively to the Portfolio’s performance.
■
The Portfolio’s duration and yield curve positioning detracted from its relative performance during the period. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
During the period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures contributed positively to the Portfolio’s performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	-1.80%	-6.53%
Bloomberg US Aggregate Bond Index	1.25%	-2.41%
Bloomberg Fixed Maturity (2033) Zero Coupon Swaps Index	-1.96%	-6.44%
Portfolio Inception: 01/03/2022.
Since Inception returns are provided because the
Portfolio
has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.

Performance Inception Date	Jan. 03, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 4,169,291
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 4,169,291
Number of portfolio holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	2%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	96.1%
Short Term Investment	1.1%
97.2%
Other assets in excess of liabilities	2.8%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
The Manager agreed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Expenses [Text Block]
The Manager agreed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST Bond Portfolio 2034
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2034
Class Name	AST Bond Portfolio 2034
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Bond Portfolio 2034 (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2034	$90	0.91%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve eased policy in September of 2024 with a 50-basis-points
(bps) rate cut followed by two separate 25-bps cuts. The rate cuts came after a re-steepening of the US Treasury curve amidst greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened and performance across fixed income sectors was positive.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to the Portfolio’s performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2034) Zero Coupon Swaps Index, during the reporting period. The Portfolio’s security selection in US Treasuries and yield curve positioning also contributed positively to the Portfolio’s performance. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Portfolio’s duration positioning detracted from its relative performance during the period. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates.)
■
During the period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures contributed positively to the Portfolio’s performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	-2.51%	0.55%
Bloomberg US Aggregate Bond Index	1.25%	3.37%
Bloomberg Fixed Maturity (2034) Zero Coupon Swaps Index	-2.61%	0.40%
Portfolio Inception: 01/03/2023.
Since Inception returns are provided because the Portfolio
has
less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.

Performance Inception Date	Jan. 03, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 6,819,773
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 6,819,773
Number of portfolio holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	96%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	94.9%
Short Term Investment	0.4%
95.3%
Other assets in excess of liabilities	4.7%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
The Manager agreed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Expenses [Text Block]
The Manager agreed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST Bond Portfolio 2035
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2035
Class Name	AST Bond Portfolio 2035
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Bond Portfolio 2035 (the “Portfolio”) for the period of January 2, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2035	$91	0.91%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve eased policy in September of 2024 with a 50-basis-points
(bps) rate cut followed by two separate 25-bps cuts. The rate cuts came after a re-steepening of the US Treasury curve amidst greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened and performance across fixed income sectors was positive.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to the Portfolio’s performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2035) Zero Coupon Swaps Index, during the reporting period. The Portfolio’s security selection in US Treasuries and yield curve positioning also contributed positively to the Portfolio’s performance. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Portfolio’s duration positioning detracted from its relative performance during the period. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates.)
■
During the period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures contributed positively to the Portfolio’s performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Total Returns as of December 31, 2024
Since Inception (%)
Portfolio	-2.30%
Bloomberg US Aggregate Bond Index	1.25%
Bloomberg Fixed Maturity (2035) Zero Coupon Swaps Index	-3.20%
Portfolio Inception: 01/02/2024.
Since Inception returns are provided because the
Portfolio
has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.

Performance Inception Date	Jan. 02, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 5,230,754
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 5,230,754
Number of portfolio holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	33%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	94.9%
Short Term Investment	0.9%
95.8%
Other assets in excess of liabilities	4.2%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST Core Fixed Income Portfolio
Shareholder Report [Line Items]
Fund Name	AST Core Fixed Income Portfolio
Class Name	AST Core Fixed Income Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Core Fixed Income Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Core Fixed Income Portfolio	$68	0.68%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Significant disinflation progress caused many central banks to begin normalizing monetary policy through interest rate cuts during the reporting period. However, signs that the last push lower could take longer than expected led markets to reprice for fewer interest rate cuts in 2025, pushing bond yields up sharply during the fourth quarter of, and generally higher for, the year ended December 31, 2024. Against this backdrop, government bond returns were negative, while riskier high yield bonds gained as spreads tightened.
■
Sector allocation and security selection were the main drivers of the Portfolio’s outperformance relative to the Bloomberg US Aggregate Bond
Index during the reporting period. Overweight allocations to non-agency and agency mortgage-backed securities and structured finance sectors, such as collateralized loan obligations, commercial mortgage-backed securities, and asset-backed securities, were among the largest contributors to performance. Security selection in structured finance sectors was similarly additive.
■
Emerging markets debt selection detracted from performance.
■
The Portfolio used derivatives such as swaps, forwards, and futures to help manage duration positioning and yield curve exposure during the reporting period. The Portfolio also used credit derivatives in the form of the Credit Default Swap Index to manage credit risk. In aggregate, these positions detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	1.44%	-0.93%	1.72%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 3,798,277,400
Holdings Count | Holding	2,760
Advisory Fees Paid, Amount	$ 16,114,040
Investment Company, Portfolio Turnover	266.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 3,798,277,400
Number of portfolio holdings	2,760
Total advisory fees paid for the year	$ 16,114,040
Portfolio turnover rate for the year	266%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Credit Quality	% of Total Investments
AAA	18.1
AA	51.0
A	12.0
BBB	16.7
BB	1.2
B	0.8
NR	0.5
Cash/Cash Equivalents	(0.3)
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
At a meeting of the shareholders of AST Global Bond Portfolio and AST High Yield Portfolio (the
“
Target Portfolios
”
) held on December 18,
2024, shareholders of the Target Portfolios approved the reorganization of the Target Portfolios into the Portfolio (the
“
Reorganization
”
). The
Reorganization was completed on February 10, 2025.
■
In connection with the Reorganization: J.P. Morgan Investment Management Inc. was added as a subadviser to the Portfolio, to serve alongside
PGIM Fixed Income, PGIM Limited, Wellington Management Company LLP, Western Asset Management Company Limited, and Western Asset
Management Company, LLC;
the Portfolio’s principal investment strategies were revised to reflect the different mix of subadvisers to the
Portfolio and that the Portfolio may invest in other pooled investment vehicles; and the Portfolio’s management fee was reduced. Such reduction in management fees was driven by subadviser changes and reduction in subadvisory fees paid.
■
The Manager contractually agreed to waive 0.0404% of its investment management fee through June 30, 2025. This arrangement was subsequently terminated on September 27, 2024 in connection with the Reorganization. The Manager also contractually agreed to limit expenses to 0.68% through June 30, 2024. This arrangement terminated after completion of its term. Effective July 1, 2024, the Manager contractually agreed to limit expenses to 0.72% through June 30, 2025. This arrangement was subsequently terminated on September 27,
2024 in connection with the Reorganization. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Expenses [Text Block]
The Manager contractually agreed to waive 0.0404% of its investment management fee through June 30, 2025. This arrangement was subsequently terminated on September 27, 2024 in connection with the Reorganization. The Manager also contractually agreed to limit expenses to 0.68% through June 30, 2024. This arrangement terminated after completion of its term. Effective July 1, 2024, the Manager contractually agreed to limit expenses to 0.72% through June 30, 2025. This arrangement was subsequently terminated on September 27,
2024 in connection with the Reorganization. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period.

Material Fund Change Strategies [Text Block]
the Portfolio’s principal investment strategies were revised to reflect the different mix of subadvisers to the
Portfolio and that the Portfolio may invest in other pooled investment vehicles; and the Portfolio’s management fee was reduced. Such reduction in management fees was driven by subadviser changes and reduction in subadvisory fees paid.

Material Fund Change Adviser [Text Block]
In connection with the Reorganization: J.P. Morgan Investment Management Inc. was added as a subadviser to the Portfolio, to serve alongside
PGIM Fixed Income, PGIM Limited, Wellington Management Company LLP, Western Asset Management Company Limited, and Western Asset
Management Company, LLC;

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST Government Money Market Portfolio
Shareholder Report [Line Items]
Fund Name	AST Government Money Market Portfolio
Class Name	AST Government Money Market Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Government Money Market Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Government Money Market Portfolio	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Net Assets	$ 824,998,382
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 2,532,793
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?
Portfolio’s net assets	$ 824,998,382
Number of portfolio holdings	86
Total advisory fees paid for the year	$ 2,532,793

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Sector Classification	% of Net Assets
Repurchase Agreements	42.9%
U.S. Government Agency Obligations	32.1%
U.S. Treasury Obligations	25.4%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

AST High Yield Portfolio
Shareholder Report [Line Items]
Fund Name	AST High Yield Portfolio
Class Name	AST High Yield Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST High Yield Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST High Yield Portfolio	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Significant disinflation progress caused many central banks to begin normalizing monetary policy through interest rate cuts during the reporting period. However, signs that the last push lower could take longer than expected led markets to reprice for fewer interest rate cuts in 2025, pushing bond yields up sharply during the fourth quarter of, and generally higher for, the year ended December 31, 2024. Against this backdrop, government bond returns were negative, while riskier high yield bonds gained as spreads tightened.
■
During the reporting period an overweight allocation to, and security selection within, emerging markets high yield, and security selection in the telecommunications, electric utilities, aerospace/defense, and cable/satellite sectors contributed positively to performance.
■
Security selection in the retailers and supermarkets, media and entertainment, other industrials, and chemicals sectors was the primary detractor from performance.
■
During the reporting period, the Portfolio used derivatives such as swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions modestly detracted from performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	7.57%	2.81%	4.50%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.19%	4.20%	5.16%
ICE BofA US High Yield Master II Index	8.22%	4.04%	5.08%
*The Portfolio has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 243,257,853
Holdings Count | Holding	816
Advisory Fees Paid, Amount	$ 1,887,190
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 243,257,853
Number of portfolio holdings	816
Total advisory fees paid for the year	$ 1,887,190
Portfolio turnover rate for the year	66%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Credit Quality	% of Total Investments
AAA	0.5
AA	0.6
BBB	1.2
BB	38.5
B	33.9
CCC and Below	15.9
NR	5.1
Cash/Cash Equivalents	4.3
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization
(NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization
(NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
At a meeting of the shareholders of the Portfolio held on December 18, 2024, shareholders of the Portfolio approved the reorganization of the
Portfolio into the AST Core Fixed Income Portfolio (the
“
Reorganization
”
). The Reorganization was completed on February 10, 2025.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST Investment Grade Bond Portfolio
Shareholder Report [Line Items]
Fund Name	AST Investment Grade Bond Portfolio
Class Name	AST Investment Grade Bond Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Investment Grade Bond Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Investment Grade Bond Portfolio	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
WHAT
AFFECTED
THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve’s easing cycle began in September of 2024 with a 50-basis points (bps) (one basis point equals 0.01%) rate cut followed by two separate 25-bps cuts. The rate cuts came after a re-steepening of the US
Treasury curve and greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened and performance across fixed income sectors was positive.
■
Security selection and sector allocation were the main drivers of the Portfolio’s outperformance versus the Bloomberg US 5-10 Year Gov’t/Credit
Index during the reporting period. The Portfolio’s position in the AST PGIM Fixed Income Central Portfolio—along with its overweight allocation to, and security selection in, the non-agency collateralized mortgage-backed securities AAA rated and collateralized loan obligations
AAA rated sectors—contributed positively to performance. The Portfolio’s yield curve positioning also contributed positively to its performance.
(A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities and is created by plotting the yields of different maturities for the same type of bonds.)
■
An underweight allocation to US investment grade corporate bonds detracted from the Portfolio’s performance
during the reporting period.
Duration positioning also detracted from the Portfolio’s performance. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures detracted from the Portfolio’s performance. The Portfolio also used credit derivatives in the form of the Credit Default Swap Index to manage credit risk, which contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	1.95%	1.29%	2.66%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg US 5-10 Year Government/Credit Bond Index	1.45%	0.03%	1.82%
*The Portfolio has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 7,946,578,131
Holdings Count | Holding	464
Advisory Fees Paid, Amount	$ 40,210,131
Investment Company, Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 7,946,578,131
Number of portfolio holdings	464
Total advisory fees paid for the year	$ 40,210,131
Portfolio turnover rate for the year	99%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Credit Quality	% of Total Investments
AAA	21.0
AA	48.2
A	10.3
BBB	15.6
BB	0.7
B	0.3
NR	0.5
Cash/Cash Equivalents	3.4
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally
recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally
recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
The Manager agreed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Expenses [Text Block]
The Manager agreed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST Multi-Sector Fixed Income Portfolio
Shareholder Report [Line Items]
Fund Name	AST Multi-Sector Fixed Income Portfolio
Class Name	AST Multi-Sector Fixed Income Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Multi-Sector Fixed Income Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Multi-Sector Fixed Income Portfolio	$72	0.72%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a 50-basis points (bps) (one basis point equals 0.01%) rate cut followed by two separate 25-bps cuts. The rate cuts came after a re-steepening of the US
Treasury curve. As demand for yield remained robust, credit spreads largely tightened with US investment grade corporate bonds, as measured by the Bloomberg US Corporate Index, posting total and excess returns of 2.13% and 2.46%, respectively, over the reporting period.
Long-maturity US corporate bonds, as measured by the Bloomberg US Corporate Long Index, posted total and excess returns of -1.95% and
3.11%, respectively, during the period.
■
Security selection in US investment grade corporate bonds and US high yield bonds, along with an overweight allocation to non-agency collateralized mortgage-backed securities AAA rated sectors, were the largest contributors to the Portfolio’s performance relative to the
Portfolio’s Custom Blended Index during the reporting period. Within credit selection, the electric and water, healthcare and pharmaceuticals, and metals and mining sectors also contributed positively to the Portfolio’s performance. The combined impact of the Portfolio’s duration positioning (duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates) and yield curve strategies (a yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities and is created by plotting the yields of different maturities for the same type of bonds) also contributed positively to performance.
■
An overweight allocation to the US investment grade corporate bond sector, along with
security selection in the taxable municipal bond sector,
detracted from the Portfolio’s performance. Within credit selection, the aerospace and defense, cable and satellite, and midstream energy sectors detracted from performance.
■
During the reporting period, the Portfolio used credit derivatives in the form of the Credit Default Swap Index to manage credit risk, which had a positive impact on performance. The Portfolio also used foreign exchange forwards to hedge the currency risk on non-US dollar holdings, which had a negligible impact on performance. In addition, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase or sale of bonds. The use of futures contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	0.22%	-0.53%	2.28%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
Custom Blended Index**	0.02%	-0.62%	2.36%
Bloomberg US Long Corporate Index	-1.95%	-1.84%	2.20%
*The Portfolio has added this broad-based index in response to new regulatory requirements.
**The Portfolio’s Custom Blended Index is a model portfolio consisting of the Bloomberg US Long Corporate Index (65%) and Bloomberg US Intermediate Corporate Index (35%),
which includes a cap of 7.5% on investments in the financials sector.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 10,110,692,535
Holdings Count | Holding	1,075
Advisory Fees Paid, Amount	$ 49,946,196
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 10,110,692,535
Number of portfolio holdings	1,075
Total advisory fees paid for the year	$ 49,946,196
Portfolio turnover rate for the year	16%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Credit Quality	% of Total Investments
AAA	9.6
AA	7.9
A	33.3
BBB	46.9
BB	1.0
B	0.2
Cash/Cash Equivalents	1.1
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

AST Quantitative Modeling Portfolio
Shareholder Report [Line Items]
Fund Name	AST Quantitative Modeling Portfolio
Class Name	AST Quantitative Modeling Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Quantitative Modeling Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Quantitative Modeling Portfolio	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Relative to the Portfolio’s Custom Blended Index (the Index), which is made up of 60% Russell 3000 Index, 15% MSCI EAFE Index, and 25%
Bloomberg US Aggregate Bond Index, an overweight allocation to domestic equities added value as US stocks outperformed both international equities and fixed income during the reporting period. Additionally, an underweight allocation to international equities added value. An underweight to fixed income also added value as the Bloomberg US Aggregate Bond Index lagged global equities by a significant margin. An off-benchmark position in high yield debt contributed positively to performance, as high yield debt outperformed the Bloomberg US Aggregate
Bond Index by a significant margin. The PGIM Core Plus Bond component of the PGIM Fixed Income sleeve meaningfully added value, given its strategic overweight allocation to the outperforming high yield segment. Additional positive contributions within fixed income came from exposure to global bonds. Within equities, modest outperformance within the core segments, both domestic and international, as well as the growth/value style components of international equities, were net positives.
■
Exposure to emerging markets equities detracted from performance relative to the Index as emerging market equities lagged developed markets by a significant margin. Off-benchmark positions in natural resources and real estate equities were negative relative contributors to performance, as both natural resource and real estate equities lagged the Russell 3000 Index. Sub-advised segments of the Portfolio generally detracted from the Portfolio’s performance, most significantly in the domestic equity segment. The Portfolio’s investment in the underlying portfolio, AST ClearBridge Dividend Growth Portfolio, detracted from performance. The AST ClearBridge Dividend Growth Portfolio invests in companies that consistently increase their dividends, and positions in the stocks of such companies were outperformed by more speculative stocks. The AST Large Cap Growth Portfolio also underperformed, as growth managers continued to struggle with the domination of the
“Magnificent Seven” mega-cap growth stocks within the Russell 1000 Growth Index. The AST Large Cap Value Portfolio struggled given an underweight allocation to the largest stocks in the Russell 1000 Value Index as mega-cap stocks drove results over the reporting period.
■
Several of the Portfolio’s subadvisors used derivatives during the period to efficiently gain certain market exposures and provide liquidity to shareholders. PGIM Quantitative Solutions, a subadvisor to the Portfolio, manages an active overlay of the Portfolio that used derivatives. This overlay was used to manage cash flows and provide liquidity for the Portfolio. Index futures (a form of derivative security) were used to provide this liquidity and were not designed to add value to the Portfolio. The use of derivatives did not have a material impact on the Portfolio’s performance during the period.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	14.14%	7.01%	7.18%
S&P 500 Index	25.02%	14.53%	13.10%
Custom Blended Index*	14.91%	9.15%	8.86%
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (60%), MSCI EAFE Index (GD) (15%), and Bloomberg US Aggregate Bond
Index (25%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 684,451,122
Holdings Count | Holding	1,126
Advisory Fees Paid, Amount	$ 4,373,002
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 684,451,122
Number of portfolio holdings	1,126
Total advisory fees paid for the year	$ 4,373,002
Portfolio turnover rate for the year	92%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (2.3% represents investments purchased with collateral from securities on loan)	32.3%
U.S. Government Agency Obligations	5.1%
Semiconductors & Semiconductor Equipment	4.5%
Software	4.2%
Banks	3.9%
Unaffiliated Funds	3.6%
Commercial Mortgage-Backed Securities	3.5%
Technology Hardware, Storage & Peripherals	2.9%
Collateralized Loan Obligations	2.7%
Interactive Media & Services	2.4%
Automobiles	2.3%
Unaffiliated Exchange-Traded Funds	2.2%
Pharmaceuticals	1.9%
Financial Services	1.6%
Broadline Retail	1.6%
Capital Markets	1.5%
Oil, Gas & Consumable Fuels	1.3%
Insurance	1.2%
Aerospace & Defense	1.0%
Consumer Staples Distribution & Retail	0.9%
Health Care Equipment & Supplies	0.9%
U.S. Treasury Obligations	0.9%
Industry Classification	% of Net Assets
Specialty Retail	0.8%
Entertainment	0.8%
Hotels, Restaurants & Leisure	0.8%
Machinery	0.8%
Health Care Providers & Services	0.7%
Electric Utilities	0.7%
Pipelines	0.6%
Real Estate Investment Trusts (REITs)	0.6%
Biotechnology	0.6%
Chemicals	0.6%
Electrical Equipment	0.5%
Oil & Gas	0.5%
Household Products	0.5%
IT Services	0.5%
Food Products	0.5%
Others*	10.4%
Options Purchased	0.0%**
Options Written	(0.0)%**
102.3%
Liabilities in excess of other assets	(2.3)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets
** Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
Effective December 7, 2024, the contractual management fee schedule was amended such that management fees were reduced, as follows:
Contractual Management Fee:
Effective December 7, 2024:

0.7225% of average daily net assets to $500 million;

0.7125% on next $250 million of average daily net assets;

0.7025% on next $2.5 billion of average daily net assets;

0.6925% on next $2.75 billion of average daily net assets;

0.6625% on next $4 billion of average daily net assets;

0.6425% over $10 billion of average daily net assets.
Prior to December 7, 2024:

0.7325% of average daily net assets to $300 million;

0.7225% on next $200 million of average daily net assets;

0.7125% on next $250 million of average daily net assets;

0.7025% on next $2.5 billion of average daily net assets;

0.6925% on next $2.75 billion of average daily net assets;

0.6625% on next $4 billion of average daily net assets;

0.6425% over $10 billion of average daily net assets.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Expenses [Text Block]
■
Effective December 7, 2024, the contractual management fee schedule was amended such that management fees were reduced, as follows:
Contractual Management Fee:
Effective December 7, 2024:

0.7225% of average daily net assets to $500 million;

0.7125% on next $250 million of average daily net assets;

0.7025% on next $2.5 billion of average daily net assets;

0.6925% on next $2.75 billion of average daily net assets;

0.6625% on next $4 billion of average daily net assets;

0.6425% over $10 billion of average daily net assets.
Prior to December 7, 2024:

0.7325% of average daily net assets to $300 million;

0.7225% on next $200 million of average daily net assets;

0.7125% on next $250 million of average daily net assets;

0.7025% on next $2.5 billion of average daily net assets;

0.6925% on next $2.75 billion of average daily net assets;

0.6625% on next $4 billion of average daily net assets;

0.6425% over $10 billion of average daily net assets.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST Advanced Strategies Portfolio
Shareholder Report [Line Items]
Fund Name	AST Advanced Strategies Portfolio
Class Name	AST Advanced Strategies Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Advanced Strategies Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Advanced Strategies Portfolio	$77	0.73%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Relative to the Portfolio’s Custom Blended Index (the Index), tactical asset allocation, including an overweight allocation to US equities, which experienced a strong rally during the reporting period, contributed positively to performance. The Portfolio’s underweight allocation to international equities, which were particularly weak in the fourth quarter, also contributed to underperformance relative to the Index. An underweight allocation to US bonds and Treasury inflation-protected securities also contributed to the Portfolio’s performance, as both sectors lagged the Index. Off-benchmark positions in high yield debt and emerging market bonds were additive as both outperformed the Bloomberg
US Aggregate Index component of the Index. The PGIM Core Plus Bond component of the PGIM Fixed Income sleeve was the largest contributor, given its strategic overweight allocation to the outperforming high yield segment. Additional positive contributions within fixed income came from exposure to global bonds. The US Real Estate sleeve added value, outperforming the Wilshire US REIT Total Return Index portion of the Index. Within equities, modest outperformance within the core segments, both domestic and international, as well as the growth/value style components of international was a net positive.
■
The timing of the Portfolio’s active exposure to real estate investment trusts (REITs), particularly the Portfolio’s overweight allocation to REITs late in the fourth quarter, detracted from the Portfolio’s performance as the asset class experienced a large sell-off. An off-benchmark position in emerging market equities detracted from performance as emerging market equities lagged international markets by a wide margin during the reporting period. Cash exposures and the magnitude and timing of cash positions also detracted from the Portfolio’s performance. Dividend growth strategies within the US Equity segments detracted as investors preferred more speculative and growth-oriented investments. The AST
Large Cap Growth Portfolio underperformed as growth managers continued to struggle with the domination of the Magnificent Seven stocks within the Russell 1000 Growth Index. The AST Large Cap Value Portfolio struggled given an underweight allocation to the largest stocks in the benchmark as mega-cap stocks drove results.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	11.00%	5.94%	6.81%
S&P 500 Index	25.02%	14.53%	13.10%
Custom Blended Index*	11.26%	7.33%	7.12%
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell
3000
Index (40%), MSCI EAFE Index (GD) (20%), Bloomberg US Aggregate Bond Index (25%),
Wilshire US REIT Total Return Index (3.33%), Bloomberg US TIPS Index (3.33%), Bloomberg Commodity Total Return Index (3.33%), and ICE BofA US 3-Month Treasury Bill
Index (5%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 5,599,014,582
Holdings Count | Holding	1,674
Advisory Fees Paid, Amount	$ 29,197,314
Investment Company, Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 5,599,014,582
Number of portfolio holdings	1,674
Total advisory fees paid for the year	$ 29,197,314
Portfolio turnover rate for the year	87%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (3.6% represents investments purchased with collateral from securities on loan)	30.0%
U.S. Treasury Obligations	13.0%
Unaffiliated Exchange-Traded Funds	9.2%
Unaffiliated Funds	4.4%
Banks	3.1%
Semiconductors & Semiconductor Equipment	3.0%
Collateralized Loan Obligations	2.9%
Software	2.7%
Pharmaceuticals	1.9%
Technology Hardware, Storage & Peripherals	1.8%
Options Purchased	1.7%
Interactive Media & Services	1.5%
Insurance	1.5%
Oil, Gas & Consumable Fuels	1.3%
Capital Markets	1.1%
Broadline Retail	1.1%
Specialized REITs	0.9%
Financial Services	0.9%
Automobiles	0.9%
Aerospace & Defense	0.9%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	0.8%
Machinery	0.8%
Health Care Equipment & Supplies	0.7%
Consumer Staples Distribution & Retail	0.7%
Specialty Retail	0.6%
Entertainment	0.6%
Electrical Equipment	0.6%
Textiles, Apparel & Luxury Goods	0.6%
Retail REITs	0.6%
Electric Utilities	0.6%
Sovereign Bonds	0.5%
Biotechnology	0.5%
Chemicals	0.5%
Industrial REITs	0.5%
Others*	11.0%
Options Written	(0.0)%**
103.4%
Liabilities in excess of other assets	(3.4)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets
** Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
Effective December 9, 2024: Putnam Investment Management, LLC replaced LSV Asset Management as subadviser to the Portfolio, to serve alongside J.P. Morgan Investment Management Inc., Jennison Associates LLC, PGIM Fixed Income, PGIM Real Estate, and PGIM Quantitative
Solutions LLC
;
certain revisions were made to the Portfolio’s principal investment strategies to reflect the different mix of subadvisers of the
Portfolio; and the Portfolio’s management fee was reduced. Such reduction in management fees was driven by subadviser changes and reduction in subadvisory fees paid.
■
The Manager contractually agreed to waive 0.0902% of its investment management fee and to contractually limit its investment management fee to 0.66% through June 30, 2025. These arrangements were subsequently terminated on December 6, 2024 in connection with the investment management fee reduction. The Manager voluntarily agreed to waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of its term. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period. Effective December 7, 2024, the Manager contractually agreed to waive 0.05% of its investment management fee through June 30, 2026.
■
Total annual portfolio operating expenses decreased from 0.87% as of December 31, 2023 to 0.73% as of December 31, 2024. The decrease in total annual portfolio operating expenses was primarily due to an increase in the fund expense waiver including acquired fund fee waiver.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Expenses [Text Block]
■
The Manager contractually agreed to waive 0.0902% of its investment management fee and to contractually limit its investment management fee to 0.66% through June 30, 2025. These arrangements were subsequently terminated on December 6, 2024 in connection with the investment management fee reduction. The Manager voluntarily agreed to waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of its term. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period. Effective December 7, 2024, the Manager contractually agreed to waive 0.05% of its investment management fee through June 30, 2026.
■
Total annual portfolio operating expenses decreased from 0.87% as of December 31, 2023 to 0.73% as of December 31, 2024. The decrease in total annual portfolio operating expenses was primarily due to an increase in the fund expense waiver including acquired fund fee waiver.

Material Fund Change Strategies [Text Block]
certain revisions were made to the Portfolio’s principal investment strategies to reflect the different mix of subadvisers of the
Portfolio; and the Portfolio’s management fee was reduced. Such reduction in management fees was driven by subadviser changes and reduction in subadvisory fees paid.

Material Fund Change Adviser [Text Block]
Effective December 9, 2024: Putnam Investment Management, LLC replaced LSV Asset Management as subadviser to the Portfolio, to serve alongside J.P. Morgan Investment Management Inc., Jennison Associates LLC, PGIM Fixed Income, PGIM Real Estate, and PGIM Quantitative
Solutions LLC
;
Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST Balanced Asset Allocation Portfolio
Shareholder Report [Line Items]
Fund Name	AST Balanced Asset Allocation Portfolio
Class Name	AST Balanced Asset Allocation Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Balanced Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Balanced Asset Allocation Portfolio	$82	0.77%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Relative to the Portfolio’s Custom Blended Index, overall tactical asset allocation positively contributed to performance as timely shifts in international equity exposure added value during the reporting period. An underweight position in fixed income and an overweight position in equities also benefited performance. Exposure to the S&P 500 Index via the Overlays segment added value as the S&P 500 Index outperformed the Russell 1000 Index. Off-benchmark allocations to high yield bonds and emerging market debt also added value. Subadvisor allocations were generally positive, most notably within fixed income. The PGIM Core Plus Bond component of the PGIM Fixed Income sleeve meaningfully added value given its strategic overweight allocations to sectors such as the outperforming high yield segment. Additional positive contributions within fixed income came from exposures to global bonds. Within equities, modest outperformance within the core segments, both domestic and international, was a net positive.
■
Cash exposure detracted from relative returns, as did off-benchmark exposure in commodities and natural resources. Underperformance within the domestic equity styles (growth/value) segments of the Portfolio also detracted. The AST Large Cap Growth Portfolio, an underlying fund the Portfolio invests in, was the most significant detractor as growth managers continued to struggle with the domination of the Magnificent
Seven stocks within the Russell 1000 Growth Index. Less
impactful
, but still notable, another underlying fund, the AST Large Cap Value
Portfolio, underperformed its Russell 1000 Value Index.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	11.90%	6.47%	6.66%
S&P 500 Index	25.02%	14.53%	13.10%
Custom Blended Index*	12.08%	7.31%	7.42%
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (48%), MSCI EAFE Index (GD) (12%), and Bloomberg US Aggregate Bond
Index (40%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 24,474,016,698
Holdings Count | Holding	2,987
Advisory Fees Paid, Amount	$ 66,972,544
Investment Company, Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 24,474,016,698
Number of portfolio holdings	2,987
Total advisory fees paid for the year	$ 66,972,544
Portfolio turnover rate for the year	138%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	40.6%
Unaffiliated Exchange-Traded Funds	11.3%
U.S. Treasury Obligations	7.7%
Collateralized Loan Obligations	4.3%
Banks	3.1%
Semiconductors & Semiconductor Equipment	2.7%
Software	2.4%
Technology Hardware, Storage & Peripherals	1.6%
Pharmaceuticals	1.6%
Interactive Media & Services	1.4%
Insurance	1.2%
Oil, Gas & Consumable Fuels	1.2%
Capital Markets	1.2%
Sovereign Bonds	1.1%
Broadline Retail	1.0%
Financial Services	0.8%
Aerospace & Defense	0.8%
Automobiles	0.8%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	0.7%
Machinery	0.7%
Health Care Equipment & Supplies	0.7%
Specialty Retail	0.6%
Consumer Staples Distribution & Retail	0.6%
Entertainment	0.6%
U.S. Government Agency Obligations	0.6%
Electric Utilities	0.5%
Biotechnology	0.5%
Health Care Providers & Services	0.5%
Electrical Equipment	0.5%
Others*	10.2%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets
** Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
At a meeting of the shareholders of AST T. Rowe Price Asset Allocation Portfolio (the
“
Target Portfolio
”
) held on November 26, 2024,
shareholders of the Target Portfolio approved the reorganization of the Target Portfolio into the Portfolio (the
“
Reorganization
”
). The
Reorganization was completed on December 9, 2024.
■
In connection with the Reorganization: Putnam Investment Management, LLC replaced Massachusetts Financial Services Company and
Wellington Management Company LLP as a subadviser to the Portfolio, to serve alongside PGIM Quantitative Solutions LLC, Jennison
Associates LLC, PGIM Fixed Income and J.P. Morgan Investment Management Inc.
;
certain revisions were made to the Portfolio’s principal
investment strategies to reflect the different mix of subadvisers of the Portfolio; and the Portfolio’s management fee was reduced. Such reduction in management fees was driven by subadviser changes and reduction in subadvisory fees paid.
■
The Manager contractually agreed to waive 0.0204% of its investment management fee through June 30, 2025. This arrangement was subsequently terminated on December 6, 2024 in connection with the Reorganization. The Manager contractually agreed to limit expenses to
0.89%, and also voluntarily agreed to waive an additional 0.0005% of its investment management fee through June 30, 2024. These arrangements terminated after completion of their terms. Effective November 26, 2024, the Manager voluntarily agreed to waive an additional
0.04% of its investment management fee. This arrangement was subsequently terminated on December 6, 2024 in connection with the
Reorganization. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Expenses [Text Block]
The Manager contractually agreed to waive 0.0204% of its investment management fee through June 30, 2025. This arrangement was subsequently terminated on December 6, 2024 in connection with the Reorganization. The Manager contractually agreed to limit expenses to
0.89%, and also voluntarily agreed to waive an additional 0.0005% of its investment management fee through June 30, 2024. These arrangements terminated after completion of their terms. Effective November 26, 2024, the Manager voluntarily agreed to waive an additional
0.04% of its investment management fee. This arrangement was subsequently terminated on December 6, 2024 in connection with the
Reorganization. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period.

Material Fund Change Strategies [Text Block]
certain revisions were made to the Portfolio’s principal
investment strategies to reflect the different mix of subadvisers of the Portfolio; and the Portfolio’s management fee was reduced. Such reduction in management fees was driven by subadviser changes and reduction in subadvisory fees paid.

Material Fund Change Adviser [Text Block]
In connection with the Reorganization: Putnam Investment Management, LLC replaced Massachusetts Financial Services Company and
Wellington Management Company LLP as a subadviser to the Portfolio, to serve alongside PGIM Quantitative Solutions LLC, Jennison
Associates LLC, PGIM Fixed Income and J.P. Morgan Investment Management Inc.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST Global Bond Portfolio
Shareholder Report [Line Items]
Fund Name	AST Global Bond Portfolio
Class Name	AST Global Bond Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Global Bond Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Global Bond Portfolio	$87	0.86%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Disinflation progress caused many central banks to begin normalizing monetary policy by cutting interest rates during the reporting period.
However, signs that further disinflation could take longer than expected led markets to reprice for fewer interest rate cuts in 2025, pushing bond yields up sharply in the fourth quarter. Against this back
dr
op, government bond returns were negative in 2024, while riskier high yield bonds gained as spreads tightened.
■
The Portfolio’s multi-sector bond strategy and credit selection were positive contributors to performance. With respect to sector allocations, gains were driven by an overweight allocation to investment grade credit and securitized products. An overweight allocation to the shorter-maturity segment of the corporate credit curve and a bias towards lower-quality investment grade corporate bonds also contributed, as
BBB-rated bonds outperformed higher-rated bonds. In rates, a longer interest position was a positive contributor to performance, particularly in the second half of 2024, benefiting from a rally in shorter-term rates in the third quarter and a sharp sell-off in longer-dated bonds in the fourth quarter.
■
An underweight allocation to Chinese duration bonds and an overweight allocation to UK gilts in the fourth quarter of 2024 detracted from performance. The Portfolio’s currency strategies detracted due to a short bias against the US dollar relative to G10 currencies, in particular to the Japanese yen.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Since Inception (%)
Portfolio	2.74%	-0.26%	1.62%
Bloomberg Global Aggregate USD Hedged Index	3.39%	0.48%	2.16%
Portfolio Inception: 07/13/2015.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.

Performance Inception Date	Jul. 13, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 271,074,271
Holdings Count | Holding	2,551
Advisory Fees Paid, Amount	$ 2,967,020
Investment Company, Portfolio Turnover	365.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 271,074,271
Number of portfolio holdings	2,551
Total advisory fees paid for the year	$ 2,967,020
Portfolio turnover rate for the year	365%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE P
O
RTFOLIO’S HOLDINGS AS OF 12/31/2024?

Credit Quality	% of Total Investments
AAA	25.4
AA	29.6
A	15.6
BBB	22.5
BB	4.4
B	0.6
CCC and Below	0.2
NR	4.5
Cash/Cash Equivalents	(2.8)
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
At a meeting of the shareholders of the Portfolio held on December 18, 2024, shareholders of the Portfolio approved the reorganization of the
Portfolio into the AST Core Fixed Income Portfolio (the
“
Reorganization
”
). The Reorganization was completed on February 10, 2025.
■
The Manager contractually agreed to limit expenses to 0.84% through June 30, 2024. This arrangement terminated after completion of its term.
The Manager contractually agreed to waive 0.045% of its investment management fee and to limit expenses to 0.90% through June 30, 2025.
These arrangements were subsequently terminated on February 7, 2025 in connection with the Reorganization. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Expenses [Text Block]
The Manager contractually agreed to limit expenses to 0.84% through June 30, 2024. This arrangement terminated after completion of its term.
The Manager contractually agreed to waive 0.045% of its investment management fee and to limit expenses to 0.90% through June 30, 2025.
These arrangements were subsequently terminated on February 7, 2025 in connection with the Reorganization. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST Preservation Asset Allocation Portfolio
Shareholder Report [Line Items]
Fund Name	AST Preservation Asset Allocation Portfolio
Class Name	AST Preservation Asset Allocation Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Preservation Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Preservation Asset Allocation Portfolio	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Relative to the Portfolio’s Custom Blended Index (the Index), overall tactical asset allocation contributed positively to performance, helped by timely shifts in international equity exposure during the reporting period. An underweight position in fixed income and an overweight position in equities also benefited performance. Exposure to the S&P 500 Index via the Overlays segment added value, as the S&P 500 Index outperformed the Russell 1000 Index during the period. Additionally, off-benchmark high yield bond and emerging market debt exposure added value. Subadvisor allocations were generally positive, most notably within fixed income. This included the PGIM Core Plus Bond component of the PGIM Fixed Income sleeve, which added value given its strategic overweight allocation to the outperforming high yield segment. Additional positive contributions came from exposure to global bonds. Within equities, modest outperformance within the core segments, both domestic and international, was a net positive.
■
During the reporting period, cash exposure was a minor detractor from the Portfolio’s performance relative to the Index. Off-benchmark exposure in commodities and natural resources detracted, as did the domestic equity styles (growth/value) segments of the Portfolio. The AST
Large Cap Growth Portfolio, an underlying fund the Portfolio invests in, was the most significant detractor as growth managers continued to struggle with the domination of the Magnificent Seven stocks within the Russell 1000 Growth Index. Less impactful, but still notable, another underlying fund, the AST Large Cap Value Portfolio, underperformed its benchmark, the Russell 1000 Value Index.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	7.80%	3.34%	4.34%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
Custom Blended Index**	7.47%	4.17%	4.94%
S&P 500 Index	25.02%	14.53%	13.10%
*The Portfolio has added this broad-based index in response to new regulatory requirements.
**The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (28%), MSCI EAFE Index (GD) (7%), and Bloomberg US Aggregate Bond
Index (65%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 3,322,529,510
Holdings Count | Holding	2,085
Advisory Fees Paid, Amount	$ 19,769,624
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
WHAT ARE S
OM
E KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 3,322,529,510
Number of portfolio holdings	2,085
Total advisory fees paid for the year	$ 19,769,624
Portfolio turnover rate for the year	70%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	52.2%
Collateralized Loan Obligations	10.5%
Unaffiliated Exchange-Traded Funds	8.8%
U.S. Treasury Obligations	2.9%
Banks	2.4%
Sovereign Bonds	1.9%
Semiconductors & Semiconductor Equipment	1.4%
Software	1.2%
Pharmaceuticals	0.9%
Technology Hardware, Storage & Peripherals	0.8%
Interactive Media & Services	0.7%
Insurance	0.6%
Capital Markets	0.6%
Electric	0.6%
Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	0.6%
U.S. Government Agency Obligations	0.6%
Commercial Mortgage-Backed Securities	0.5%
Broadline Retail	0.5%
Aerospace & Defense	0.5%
Automobiles	0.5%
Financial Services	0.5%
Others*	11.1%
Options Purchased	0.0%**
Options Written	(0.0)%**
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets
** Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
Effective December 9, 2024: Putnam Investment Management, LLC replaced Massachusetts Financial Services Company and Wellington
Management Company as subadviser to the Portfolio, to serve alongside J.P. Morgan Investment Management Inc., Jennison Associates LLC,
PGIM Fixed Income, and PGIM Quantitative Solutions LLC
;

certain revisions were made to the Portfolio’s principal investment strategies to reflect the different mix of subadvisers of the Portfolio; and the Portfolio’s management fee was reduced. Such reduction in management fees was driven by subadviser changes and reduction in subadvisory fees paid.
■
The Manager contractually agreed to waive 0.0207% of its investment management fee through June 30, 2025. This arrangement was subsequently terminated on December 6, 2024 in connection with the investment management fee reduction. The Manager also voluntarily agreed to waive an additional 0.0005% of its investment management fee and contractually agreed to limit expenses to 0.89% through
June 30, 2024. These arrangements were terminated after completion of their respective terms. Effective July 1, 2024, the Manager contractually agreed to limit expenses to 0.90% through June 30, 2025. This arrangement was subsequently terminated on December 6, 2024 in connection with the investment management fee reduction. The termination of these arrangements did not have any impact on the Portfolio's total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Expenses [Text Block]
The Manager contractually agreed to waive 0.0207% of its investment management fee through June 30, 2025. This arrangement was subsequently terminated on December 6, 2024 in connection with the investment management fee reduction. The Manager also voluntarily agreed to waive an additional 0.0005% of its investment management fee and contractually agreed to limit expenses to 0.89% through
June 30, 2024. These arrangements were terminated after completion of their respective terms. Effective July 1, 2024, the Manager contractually agreed to limit expenses to 0.90% through June 30, 2025. This arrangement was subsequently terminated on December 6, 2024 in connection with the investment management fee reduction. The termination of these arrangements did not have any impact on the Portfolio's total annual operating expenses during the period.

Material Fund Change Strategies [Text Block]
certain revisions were made to the Portfolio’s principal investment strategies to reflect the different mix of subadvisers of the Portfolio; and the Portfolio’s management fee was reduced. Such reduction in management fees was driven by subadviser changes and reduction in subadvisory fees paid.

Material Fund Change Adviser [Text Block]
Effective December 9, 2024: Putnam Investment Management, LLC replaced Massachusetts Financial Services Company and Wellington
Management Company as subadviser to the Portfolio, to serve alongside J.P. Morgan Investment Management Inc., Jennison Associates LLC,
PGIM Fixed Income, and PGIM Quantitative Solutions LLC

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST Prudential Growth Allocation Portfolio
Shareholder Report [Line Items]
Fund Name	AST Prudential Growth Allocation Portfolio
Class Name	AST Prudential Growth Allocation Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Prudential Growth Allocation Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Prudential Growth Allocation Portfolio	$94	0.88%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Relative to the Portfolio’s Custom Blended Index, which is made up of 55% Russell 3000 Index, 15% MSCI EAFE Index, and 30% Bloomberg
Aggregate Bond Index, overall tactical asset allocation, including top-level allocation between major asset classes, was a positive contributor to performance. An underweight allocation to fixed income benefited returns as yields were pressured higher by significant volatility. Reduced exposure to international equities, particularly in the second half of the year ended December 31, 2024, also positively contributed to the
Portfolio’s performance. Subadvisor allocations were generally favorable over the period, most notably within fixed income. The PGIM Core
Plus Bond component of the PGIM Fixed Income sleeve meaningfully added value, given its strategic overweight allocations to the outperforming high yield segment. Additional contributions within fixed income came from exposure to global bonds. Within equities, modest outperformance within the core segments, both domestic and international, as well as the growth/value component of international equities, added to performance.
■
A slight tilt toward value during the first half of the reporting period detracted from performance as growth equities outperformed value equities.
Off-benchmark strategic exposure to real estate was a bigger drag in the first half of the year on rate worries. A modest tilt toward small cap on average was a small drag over the year. Underperformance within the domestic growth equity segment of the Portfolio detracted. The Jennison
Large Cap Growth sleeve was the most significant detractor, as growth managers continued to struggle with the domination of the so-called
“Magnificent Seven” mega-cap technology-related stocks within the Russell 1000 Growth Index.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	13.69%	6.26%	6.60%
S&P 500 Index	25.02%	14.53%	13.10%
Custom Blended Index*	13.77%	8.45%	8.32%
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (55%), MSCI EAFE Index (GD) (15%), and Bloomberg US Aggregate Bond
Index (30%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 14,147,380,608
Holdings Count | Holding	3,320
Advisory Fees Paid, Amount	$ 90,651,654
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STA
TI
STICS AS OF 12/31/2024?

Portfolio’s net assets	$ 14,147,380,608
Number of portfolio holdings	3,320
Total advisory fees paid for the year	$ 90,651,654
Portfolio turnover rate for the year	75%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTF
O
LIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.7% represents investments purchased with collateral from securities on loan)	22.3%
Unaffiliated Exchange-Traded Funds	12.1%
Semiconductors & Semiconductor Equipment	5.0%
Software	4.7%
Banks	3.9%
Collateralized Loan Obligations	3.8%
Interactive Media & Services	2.8%
Technology Hardware, Storage & Peripherals	2.7%
U.S. Treasury Obligations	2.6%
Pharmaceuticals	2.5%
Broadline Retail	2.0%
Insurance	1.9%
Capital Markets	1.8%
Oil, Gas & Consumable Fuels	1.8%
Financial Services	1.8%
Aerospace & Defense	1.4%
Automobiles	1.3%
Entertainment	1.3%
Hotels, Restaurants & Leisure	1.2%
Consumer Staples Distribution & Retail	1.2%
Health Care Equipment & Supplies	1.2%
Sovereign Bonds	1.1%
Industry Classification	% of Net Assets
Machinery	1.1%
Specialty Retail	1.0%
Biotechnology	0.9%
Electrical Equipment	0.8%
Health Care Providers & Services	0.8%
Electric Utilities	0.7%
IT Services	0.7%
Chemicals	0.6%
Textiles, Apparel & Luxury Goods	0.6%
Ground Transportation	0.6%
Multi-Utilities	0.6%
Food Products	0.5%
Communications Equipment	0.5%
Diversified Telecommunication Services	0.5%
Metals & Mining	0.5%
Others*	10.3%
Options Purchased	0.3%
Options Written	(0.0)%**
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets
** Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
Effective December 7, 2024, the contractual management fee schedule was amended such that management fees were reduced, as follows:
Contractual Management Fee:
Effective December 7, 2024:

0.6425% of average daily net assets to $6 billion;

0.6125% on next $4 billion of average daily net assets;

0.5925% on next $2.5 billion of average daily net assets;

0.5725% on next $2.5 billion of average daily net assets;

0.5525% on next $5 billion of average daily net assets;

0.5325% over $20 billion of average daily net assets.
Prior to December 7, 2024:

0.6825% of average daily net assets to $300 million;

0.6725% on next $200 million of average daily net assets;

0.6625% on next $250 million of average daily net assets;

0.6525% on next $2.5 billion of average daily net assets;

0.6425% on next $2.75 billion of average daily net assets;

0.6125% on next $4 billion of average daily net assets;

0.5925% on next $2.5 billion of average daily net assets;

0.5725% on next $2.5 billion of average daily net assets;

0.5525% on next $5 billion of average daily net assets;

0.5325% over $20 billion of average daily net assets.
■
The Manager agreed to voluntarily waive 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Expenses [Text Block]
■
Effective December 7, 2024, the contractual management fee schedule was amended such that management fees were reduced, as follows:
Contractual Management Fee:
Effective December 7, 2024:

0.6425% of average daily net assets to $6 billion;

0.6125% on next $4 billion of average daily net assets;

0.5925% on next $2.5 billion of average daily net assets;

0.5725% on next $2.5 billion of average daily net assets;

0.5525% on next $5 billion of average daily net assets;

0.5325% over $20 billion of average daily net assets.
Prior to December 7, 2024:

0.6825% of average daily net assets to $300 million;

0.6725% on next $200 million of average daily net assets;

0.6625% on next $250 million of average daily net assets;

0.6525% on next $2.5 billion of average daily net assets;

0.6425% on next $2.75 billion of average daily net assets;

0.6125% on next $4 billion of average daily net assets;

0.5925% on next $2.5 billion of average daily net assets;

0.5725% on next $2.5 billion of average daily net assets;

0.5525% on next $5 billion of average daily net assets;

0.5325% over $20 billion of average daily net assets.
■
The Manager agreed to voluntarily waive 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST Academic Strategies Asset Allocation Portfolio
Shareholder Report [Line Items]
Fund Name	AST Academic Strategies Asset Allocation Portfolio
Class Name	AST Academic Strategies Asset Allocation Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Academic Strategies Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Academic Strategies Asset Allocation Portfolio	$106	1.02%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S
PERFORMANCE
DURING THE REPORTING PERIOD?
■
Relative to the Portfolio’s Custom Blended Index (the Index), tactical asset allocation contributed positively to performance during the reporting period. This included an overweight allocation to US equities, which rallied throughout the year ended December 31, 2024, and an underweight allocation to international equities, particularly during the fourth quarter. An underweight allocation to US bonds and Treasury inflation-protected securities also contributed positively to the Portfolio’s performance as both sectors lagged the Index. Off-benchmark positions in both high yield debt and emerging market bonds aided returns as both outperformed the Bloomberg US Aggregate Index component of the Index. Additionally, off-benchmark exposure to global natural resource stocks and gold contributed as both outperformed broad commodity exposure. Exposure to cash and cash-like instruments were particularly beneficial to the Portfolio’s performance in the fourth quarter as 10-year Treasury notes increased from September lows.
■
From a security selection standpoint, the US Real Estate sleeve was the largest contributor to positive performance. The PGIM Core Plus Bond component of the PGIM Fixed Income sleeve meaningfully added value given its strategic overweight allocation to the outperforming high yield segment. Additional positive contributions within fixed income came from exposure to global bonds. Within the Portfolio’s core equity sleeve, both domestic and international equities, as well as the growth/value style components of international, contributed positively to performance.
Finally, the Market Participation Strategy within the liquid alternatives sleeve contributed positively to the Portfolio’s performance versus the ICE
BofA Three-Month US Treasury Bill Index, the cash component of the Portfolio’s Index, given the outperformance of equity markets over the period.
■
An overweight to commodities and commodity-sensitive exposures detracted from relative returns, given their poor performance in early 2024 and again in the third quarter. The timing of the Portfolio’s active exposure to real estate investment trusts (REITs), particularly the Portfolio’s overweight allocation to REITs late in the fourth quarter, detracted from the Portfolio’s performance as these securities experienced a large sell-off. An off-benchmark position in emerging market equities for much of the year detracted from the Portfolio’s performance as emerging market equities lagged their developed counterparts by a wide margin. Within the Overlay segment, exposure to the NASDAQ 100 and S&P
Energy Sector ETFs detracted from the Portfolio’s performance. Dividend growth strategies within the US Equity segments detracted as investors preferred more speculative and growth-oriented investments. The Overlay sleeve detracted. The single-largest detractor was the
Currency strategy, followed by the Global Macro and Macro Opportunities strategies.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	7.71%	3.78%	4.05%
S&P 500 Index	25.02%	14.53%	13.10%
Custom Blended Index*	8.02%	5.62%	5.30%
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (20%), MSCI EAFE Index (GD) (20%), Bloomberg US Aggregate Bond Index (20%),
ICE BofA US 3-Month Treasury Bill Index (15%), Wilshire US REIT Total Return Index (9%), Bloomberg US TIPS Index (8%), and Bloomberg Commodity Total Return Index (8%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 2,330,294,283
Holdings Count | Holding	1,571
Advisory Fees Paid, Amount	$ 18,317,899
Investment Company, Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KE
Y P
ORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 2,330,294,283
Number of portfolio holdings	1,571
Total advisory fees paid for the year	$ 18,317,899
Portfolio turnover rate for the year	100%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (3.1% represents investments purchased with collateral from securities on loan)	25.0%
U.S. Treasury Obligations	15.5%
Unaffiliated Funds	13.1%
Unaffiliated Exchange-Traded Funds	11.3%
Collateralized Loan Obligations	2.7%
Banks	2.4%
Specialized REITs	2.0%
Semiconductors & Semiconductor Equipment	1.9%
Pharmaceuticals	1.7%
Software	1.7%
Retail REITs	1.3%
Insurance	1.1%
Health Care REITs	1.1%
Technology Hardware, Storage & Peripherals	1.0%
Oil, Gas & Consumable Fuels	0.9%
Industrial REITs	0.9%
Residential REITs	0.9%
Interactive Media & Services	0.8%
Industry Classification	% of Net Assets
Capital Markets	0.8%
Automobiles	0.7%
Broadline Retail	0.7%
Hotels, Restaurants & Leisure	0.7%
Aerospace & Defense	0.7%
Financial Services	0.6%
Machinery	0.6%
Textiles, Apparel & Luxury Goods	0.5%
Health Care Equipment & Supplies	0.5%
Electrical Equipment	0.5%
Options Purchased	0.5%
Consumer Staples Distribution & Retail	0.5%
Others*	10.2%
Options Written	(0.0)%**
102.8%
Liabilities in excess of other assets	(2.8)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets
** Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
Effective November 20, 2024 the Board of Trustees of the Advanced Series Trust approved the termination of Western Asset Management
Company/Western Asset Management Company Limited as a subadviser to the Portfolio.
■
Effective December 9, 2024: Putnam Investment Management, LLC replaced Massachusetts Financial Services Company and Wellington
Management Company as subadviser to the Portfolio, to serve alongside J.P. Morgan Investment Management Inc., Jennison Associates LLC,
Morgan Stanley Investment Management Inc., PGIM Fixed Income, PGIM Real Estate, PGIM Quantitative Solutions LLC and Systematica Investments Limited, acting as general partner of Systematica Investments LP;
certain revisions were made to the Portfolio’s principal
investment strategies to reflect the different mix of subadvisers of the Portfolio; and the Portfolio’s management fee was reduced. Such reduction in management fees was driven by subadviser changes and reduction in subadvisory fees paid.
■
The Manager contractually agreed to waive 0.0202% of its investment management fee through June 30, 2025. This arrangement was subsequently terminated on December 6, 2024 in connection with the investment management fee reduction. The Manager voluntarily waived an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of its term. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Expenses [Text Block]
The Manager contractually agreed to waive 0.0202% of its investment management fee through June 30, 2025. This arrangement was subsequently terminated on December 6, 2024 in connection with the investment management fee reduction. The Manager voluntarily waived an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of its term. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period.

Material Fund Change Strategies [Text Block]
certain revisions were made to the Portfolio’s principal
investment strategies to reflect the different mix of subadvisers of the Portfolio; and the Portfolio’s management fee was reduced. Such reduction in management fees was driven by subadviser changes and reduction in subadvisory fees paid.

Material Fund Change Adviser [Text Block]
Effective December 9, 2024: Putnam Investment Management, LLC replaced Massachusetts Financial Services Company and Wellington
Management Company as subadviser to the Portfolio, to serve alongside J.P. Morgan Investment Management Inc., Jennison Associates LLC,
Morgan Stanley Investment Management Inc., PGIM Fixed Income, PGIM Real Estate, PGIM Quantitative Solutions LLC and Systematica Investments Limited, acting as general partner of Systematica Investments LP;

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST Capital Growth Asset Allocation Portfolio
Shareholder Report [Line Items]
Fund Name	AST Capital Growth Asset Allocation Portfolio
Class Name	AST Capital Growth Asset Allocation Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Capital Growth Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Capital Growth Asset Allocation Portfolio	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Relative to the Portfolio’s Custom Blended Index (the Index), overall tactical asset allocation contributed positively to performance, as timely shifts in international equity exposure added value during the reporting period. An underweight position in fixed income and an overweight in equities also benefited performance. Exposure to the S&P 500 Index via the Overlays segment added value, as it outperformed the Russell
1000 Index. Off-benchmark exposure to high yield bonds and emerging market debt also added value. Subadvisor allocations were generally positive, most notably within fixed income, including the PGIM Core Plus Bond component of the PGIM Fixed Income sleeve given its strategic overweight allocation to sectors such as the outperforming high yield segment. Additional positive contributions within fixed income came from exposure to global bonds. Within equities, modest outperformance within the core segments, both domestic and international, was a net positive.
■
During the reporting period, cash exposure was a minor drag to the Portfolio’s performance relative to the Index, as was off-benchmark exposure in commodities and natural resources. Underperformance within the domestic equity styles (growth/value) segments of the Portfolio also detracted. The AST Large Cap Growth Portfolio, an underlying fund in which the Portfolio invests, was the most significant detractor as growth managers continued to struggle with the domination of the Magnificent Seven stocks within the Russell 1000 Growth Index. Less impactful, but still notable, another underlying fund, the AST Large Cap Value Portfolio, underperformed the Russell 1000 Value Index.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	14.40%	8.29%	8.02%
S&P 500 Index	25.02%	14.53%	13.10%
Custom Blended Index*	14.91%	9.15%	8.86%
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (60%), MSCI EAFE Index (GD) (15%), and Bloomberg US Aggregate Bond
Index (25%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares .
Material Change Date	Jan. 01, 2024
Net Assets	$ 12,093,580,845
Holdings Count | Holding	2,337
Advisory Fees Paid, Amount	$ 64,461,299
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
WHAT ARE SO
ME
KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 12,093,580,845
Number of portfolio holdings	2,337
Total advisory fees paid for the year	$ 64,461,299
Portfolio turnover rate for the year	79%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	37.8%
Unaffiliated Exchange-Traded Funds	11.2%
Semiconductors & Semiconductor Equipment	3.7%
Banks	3.4%
Collateralized Loan Obligations	3.4%
Software	3.3%
Technology Hardware, Storage & Peripherals	2.2%
Pharmaceuticals	2.0%
Interactive Media & Services	1.9%
U.S. Treasury Obligations	1.7%
Insurance	1.6%
Capital Markets	1.6%
Oil, Gas & Consumable Fuels	1.6%
Broadline Retail	1.3%
Financial Services	1.1%
Aerospace & Defense	1.1%
Automobiles	1.0%
Machinery	0.9%
Hotels, Restaurants & Leisure	0.9%
Health Care Equipment & Supplies	0.9%
Industry Classification	% of Net Assets
Specialty Retail	0.8%
Consumer Staples Distribution & Retail	0.8%
Electric Utilities	0.7%
Sovereign Bonds	0.7%
Entertainment	0.7%
Biotechnology	0.7%
Health Care Providers & Services	0.7%
Electrical Equipment	0.6%
Chemicals	0.6%
Multi-Utilities	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Food Products	0.5%
Ground Transportation	0.5%
Others*	9.9%
Options Purchased	0.0%**
Options Written	(0.0)%**
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets
** Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
Effective December 9, 2024: Putnam Investment Management, LLC replaced Massachusetts Financial Services Company and Wellington
Management Company as subadviser to the Portfolio, to serve alongside J.P. Morgan Investment Management Inc., Jennison Associates LLC, PGIM Fixed Income, and PGIM Quantitative Solutions LLC
;

certain revisions were made to the Portfolio’s principal investment strategies to reflect the different mix of subadvisers of the Portfolio; and the Portfolio’s management fee was reduced. Such reduction in management fees was driven by subadviser changes and reduction in subadvisory fees paid.
■
The Manager contractually agreed to waive 0.0202% of its investment management fee through June 30, 2025. This arrangement was subsequently terminated on December 6, 2024 in connection with the investment management fee reduction. The Manager also voluntarily waived an additional 0.0005% of its investment management fee through June 30, 2024. The voluntary waiver terminated after completion of its term. The Manager contractually agreed to limit expenses to 0.89% through June 30, 2024. This arrangement terminated after completion of its term. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Expenses [Text Block]
The Manager contractually agreed to waive 0.0202% of its investment management fee through June 30, 2025. This arrangement was subsequently terminated on December 6, 2024 in connection with the investment management fee reduction. The Manager also voluntarily waived an additional 0.0005% of its investment management fee through June 30, 2024. The voluntary waiver terminated after completion of its term. The Manager contractually agreed to limit expenses to 0.89% through June 30, 2024. This arrangement terminated after completion of its term. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period.

Material Fund Change Strategies [Text Block]
certain revisions were made to the Portfolio’s principal investment strategies to reflect the different mix of subadvisers of the Portfolio; and the Portfolio’s management fee was reduced. Such reduction in management fees was driven by subadviser changes and reduction in subadvisory fees paid.

Material Fund Change Adviser [Text Block]
Effective December 9, 2024: Putnam Investment Management, LLC replaced Massachusetts Financial Services Company and Wellington
Management Company as subadviser to the Portfolio, to serve alongside J.P. Morgan Investment Management Inc., Jennison Associates LLC, PGIM Fixed Income, and PGIM Quantitative Solutions LLC

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST J.P. Morgan Aggressive Multi-Asset Portfolio
Shareholder Report [Line Items]
Fund Name	AST J.P. Morgan Aggressive Multi-Asset Portfolio
Class Name	AST J.P. Morgan Aggressive Multi-Asset Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST J.P. Morgan Aggressive Multi-Asset Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST J.P. Morgan Aggressive Multi-Asset Portfolio	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global stock indexes and global fixed income markets produced largely positive returns during the year ended December 31, 2024. Share prices were supported by generally favorable corporate earnings, a softening labor market with more unemployed candidates than job openings, easing inflation pressures, and the beginning of interest-rate-cutting cycles by several major central banks later in the reporting period. Interest rate cutting boosted sentiment, as did optimism surrounding artificial intelligence.
■
For the period from January 1, 2024, through November 13, 2024, the Portfolio’s prior subadvisor, T. Rowe Price, enhanced returns through positive security selection, as allocations to multi-cap growth and US large-cap growth equities were leading contributors to performance relative to the Portfolio’s Custom Blended Index (the Index). In addition, the tactical allocation effect was modestly positive, as Portfolio positioning between equity, fixed income, and cash added value on a relative basis.
■
On the negative side, structural composition detracted from relative performance, as the Portfolio’s out-of-Index exposure to real estate weighed negatively on results. Another leading detractor from performance was security selection among US dividend-paying growth stocks.
■
Since November 14, 2024, when J.P. Morgan assumed subadvisory responsibilities, the Portfolio underperformed due to tactical asset allocation, mainly driven by an equity overweight allocation that was concentrated in the US large- and mid-cap asset classes. Security selection also had a negative impact on performance in aggregate. Global Select and Active Growth ETF strategies were the biggest detractors, while Small Cap Core and International Focus strategies were the biggest contributors.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	12.27%	7.37%	7.79%
S&P 500 Index	25.02%	14.53%	13.10%
Custom Blended Index (prior to 11/14/2024)*	15.26%	9.68%	9.27%
Custom Blended Index (effective 11/14/2024)*	15.92%	9.53%	8.75%
*Prior to November 14, 2024, the Portfolio’s Custom Blended Index consisted of the Russell 3000 Index (60%), MSCI EAFE
Index (
GD) (25%), and Bloomberg US Aggregate Bond
Index (15%). Effective November 14, 2024, the Portfolio's Custom Blended Index was revised to include the MSCI World Index (ND) (85%) and Bloomberg US Aggregate Bond Index
(15%) because the Manager believes the updated index composition provides a more appropriate basis for performance comparisons.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 2,775,525,649
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 19,690,410
Investment Company, Portfolio Turnover	240.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/
2
02
4
?

Portfolio’s net assets	$ 2,775,525,649
Number of portfolio holdings	274
Total advisory fees paid for the year	$ 19,690,410
Portfolio turnover rate for the year	240%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTF
O
LIO’S HOLDIN
GS A
S OF 12/31/2024?

Industry Classification	% of Net Assets
Unaffiliated Exchange-Traded Funds	54.3%
Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)	11.9%
Semiconductors & Semiconductor Equipment	3.3%
Banks	3.2%
U.S. Treasury Obligations	2.3%
Capital Markets	1.6%
Insurance	1.4%
Software	1.4%
Chemicals	1.3%
Hotels, Restaurants & Leisure	1.3%
Interactive Media & Services	1.1%
Oil, Gas & Consumable Fuels	1.1%
Beverages	1.0%
Machinery	1.0%
Broadline Retail	0.9%
Textiles, Apparel & Luxury Goods	0.8%
Industry Classification	% of Net Assets
Pharmaceuticals	0.8%
Health Care Equipment & Supplies	0.8%
Aerospace & Defense	0.7%
Electric Utilities	0.7%
Technology Hardware, Storage & Peripherals	0.7%
Financial Services	0.7%
Professional Services	0.7%
Health Care Providers & Services	0.6%
Consumer Staples Distribution & Retail	0.6%
Specialty Retail	0.6%
Food Products	0.5%
Others*	6.2%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE
PORTFOLIO
TH
IS
YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
Effective November 14, 2024:
J.P. Morgan Investment Management Inc. replaced T. Rowe Price Associates, Inc., T. Rowe Price International,
T. Rowe Price Hong Kong, Limited, and T. Rowe Price Japan, Inc. to serve as subadviser to the Portfolio;
t
he Portfolio’s name changed from
AST T. Rowe Price Growth Opportunities Portfolio to AST J.P. Morgan Aggressive Multi-Asset Portfolio
;
the Portfolio’s investment objective
changed from “to seek a high level of total return by investing primarily in a diversified portfolio of equity and fixed income securities” to “to seek capital appreciation consistent with its specified level of risk tolerance”
;
certain revisions were made to the Portfolio’s principal investment strategies to reflect the subadviser change including a slight increase in the Portfolio’s global equities exposure and that the Portfolio is expected to allocate a portion of its investments to active ETFs; and the Portfolio’s management fee was reduced. Such reduction in management fees was driven by a subadviser replacement and reduction in subadvisory fees paid.
■
The Manager contractually agreed to waive 0.0091% of its investment management fee through June 30, 2025. This arrangement was subsequently terminated on November 13, 2024 in connection with the investment management fee reduction. The Manager voluntarily waived
0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of its term. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Name [Text Block]	t he Portfolio’s name changed from AST T. Rowe Price Growth Opportunities Portfolio to AST J.P. Morgan Aggressive Multi-Asset Portfolio
Material Fund Change Objectives [Text Block]
the Portfolio’s investment objective
changed from “to seek a high level of total return by investing primarily in a diversified portfolio of equity and fixed income securities” to “to seek capital appreciation consistent with its specified level of risk tolerance”

Material Fund Change Expenses [Text Block]
The Manager contractually agreed to waive 0.0091% of its investment management fee through June 30, 2025. This arrangement was subsequently terminated on November 13, 2024 in connection with the investment management fee reduction. The Manager voluntarily waived
0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of its term. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period.

Material Fund Change Strategies [Text Block]
certain revisions were made to the Portfolio’s principal investment strategies to reflect the subadviser change including a slight increase in the Portfolio’s global equities exposure and that the Portfolio is expected to allocate a portion of its investments to active ETFs; and the Portfolio’s management fee was reduced. Such reduction in management fees was driven by a subadviser replacement and reduction in subadvisory fees paid.

Material Fund Change Adviser [Text Block]
J.P. Morgan Investment Management Inc. replaced T. Rowe Price Associates, Inc., T. Rowe Price International,
T. Rowe Price Hong Kong, Limited, and T. Rowe Price Japan, Inc. to serve as subadviser to the Portfolio;

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST J.P. Morgan Conservative Multi-Asset Portfolio
Shareholder Report [Line Items]
Fund Name	AST J.P. Morgan Conservative Multi-Asset Portfolio
Class Name	AST J.P. Morgan Conservative Multi-Asset Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST J.P. Morgan Conservative Multi-Asset Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST J.P. Morgan Conservative Multi-Asset Portfolio	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Risk assets (equities and fixed income) performed well during the year ended December 31, 2024, with developed market equities delivering strong returns driven by US economic strength, three consecutive rate cuts by the US Federal Reserve, and investor excitement regarding artificial intelligence (AI). Developed market central banks began normalizing policy through periodic interest rate cuts in 2024; however, resilient growth and persistent inflation tempered expectations for rapid rate cuts, particularly in the US. The US economy outpaced other major regions, and US equity markets were the top performers, bolstered by significant gains in AI stocks and increased earnings expectations. Fixed income markets also saw positive performance, particularly in high yield bonds, although rising yields posed challenges for longer-duration investment-grade credit. Overall, the combination of resilient economic growth and strategic policy responses helped sustain investor confidence and market momentum throughout the year.
■
The Portfolio underperformed its Custom Blended Index, made up of 40% MSCI World Index and 60% US Aggregate Bond Index, by 0.76%
over the reporting period. Tactical asset allocation decisions had a negative impact on performance in aggregate during the period, mainly driven by duration positioning. Security selection had a positive impact on performance in aggregate. The Portfolio’s Value Advantage and
Growth Advantage strategies were the biggest contributors to performance, while the Global Select and International Focus strategies were the most significant detractors.
■
During the period, the Portfolio used forwards and futures to help manage positioning and exposure. The two largest derivative positions in
2024 were in large-cap US equity futures and a long-Italian/short-German government bond futures spread. These two derivative positions modestly contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	6.20%	3.49%	4.14%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
Custom Blended Index**	8.16%	4.62%	5.17%
S&P 500 Index	25.02%	14.53%	13.10%
*The Portfolio has added this broad-based index in response to new regulatory requirements.
**The Portfolio’s Custom Blended Index is a model portfolio consisting of the MSCI World Index (GD) (40%) and Bloomberg US Aggregate Bond Index (60%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 4,176,288,831
Holdings Count | Holding	256
Advisory Fees Paid, Amount	$ 28,152,719
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 4,176,288,831
Number of portfolio holdings	256
Total advisory fees paid for the year	$ 28,152,719
Portfolio turnover rate for the year	72%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (0.4% represents investments purchased with collateral from securities on loan)	60.2%
Unaffiliated Exchange-Traded Funds	31.0%
U.S. Treasury Obligations	1.7%
Banks	1.1%
Semiconductors & Semiconductor Equipment	0.5%
Industry Classification	% of Net Assets
Others*	5.8%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
Effective
November 14, 2024
:
The Portfolio’s name changed from AST J.P. Morgan Tactical Preservation Portfolio to AST J.P. Morgan
Conservative Multi-Asset Portfolio
;
the Manager modified the Portfolio’s principal investment strategies to increase investment exposure to global equities and to clarify how the Portfolio may obtain investment exposures to global equities, fixed income and currency markets
; and the
Portfolio’s management fee was reduced. Such reduction in management fees was driven by a reduction in subadvisory fees paid.
■
The Manager contractually agreed to limit expenses to 0.91% through June 30, 2024 and, effective July 1, 2024, to limit expenses to 0.93%
through June 30, 2025. This arrangement was subsequently terminated on November 13, 2024 in connection with the investment management fee reduction. The Manager voluntarily waived 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of its term. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period. Effective November 14, 2024, the Manager contractually agreed to waive 0.055% of its investment management fee through June 30, 2026.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Name [Text Block]	The Portfolio’s name changed from AST J.P. Morgan Tactical Preservation Portfolio to AST J.P. Morgan Conservative Multi-Asset Portfolio
Material Fund Change Expenses [Text Block]
The Manager contractually agreed to limit expenses to 0.91% through June 30, 2024 and, effective July 1, 2024, to limit expenses to 0.93%
through June 30, 2025. This arrangement was subsequently terminated on November 13, 2024 in connection with the investment management fee reduction. The Manager voluntarily waived 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of its term. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period. Effective November 14, 2024, the Manager contractually agreed to waive 0.055% of its investment management fee through June 30, 2026.

Material Fund Change Strategies [Text Block]
the Manager modified the Portfolio’s principal investment strategies to increase investment exposure to global equities and to clarify how the Portfolio may obtain investment exposures to global equities, fixed income and currency markets

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST J.P. Morgan Moderate Multi-Asset Portfolio
Shareholder Report [Line Items]
Fund Name	AST J.P. Morgan Moderate Multi-Asset Portfolio
Class Name	AST J.P. Morgan Moderate Multi-Asset Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST J.P. Morgan Moderate Multi-Asset Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST J.P. Morgan Moderate Multi-Asset Portfolio	$101	0.96%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Risk assets (equities and fixed income) performed well
during
the year ended December 31, 2024, with developed market equities delivering strong returns driven in part by US economic strength, three consecutive interest rate cuts by the US Federal Reserve, and investor excitement around artificial intelligence (AI). Developed market central banks began normalizing policy through periodic interest rate cuts in 2024; however, resilient growth and persistent inflation tempered expectations for rapid rate cuts, particularly in the US. The US economy outpaced other major regions, and US equity markets were the top performers, bolstered by significant gains in AI stocks and increased earnings expectations. Fixed income markets also saw positive performance, particularly in high yield bonds, although rising yields posed challenges for longer-duration investment-grade credit. Overall, the combination of resilient economic growth and strategic policy responses helped sustain investor confidence and market momentum throughout the year.
■
The Portfolio underperformed its Custom Blended Index during the reporting period. Tactical asset allocation decisions negatively impacted performance, mainly driven by duration positioning. Security selection also had a negative impact on performance in the aggregate. Underlying equity investments in Global Select and International Focus were the biggest detractors, while Value Advantage and Global Emerging Markets
REI were the biggest contributors.
■
During the reporting period, the Portfolio used forwards and futures to help manage positioning and exposure. The two largest derivative positions in 2024 were large-cap US equity futures and long Italian/short German government bond futures spread, which modestly contributed to performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	9.83%	5.72%	5.93%
S&P 500 Index	25.02%	14.53%	13.10%
Custom Blended Index (prior to 11/14/2024)*	11.92%	6.90%	6.99%
Custom Blended Index (effective 11/14/2024)*	12.34%	7.29%	7.10%
*Prior to November 14, 2024, the Portfolio’s Custom Blended Index consisted of the MSCI All Country World Index (GD) (65%) and Bloomberg US Aggregate Bond Index (35%).
Effective November 14, 2024, the Portfolio’s Custom Blended Index
was
revised to include the MSCI World Index (ND) (65%) and Bloomberg US Aggregate Bond Index (35%)
because the Manager believes the updated index composition provides a more appropriate basis for performance comparisons.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 2,123,861,520
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 15,339,812
Investment Company, Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 2,123,861,520
Number of portfolio holdings	235
Total advisory fees paid for the year	$ 15,339,812
Portfolio turnover rate for the year	105%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Unaffiliated Exchange-Traded Funds	54.9%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	31.3%
U.S. Treasury Obligations	2.0%
Banks	1.6%
Semiconductors & Semiconductor Equipment	0.8%
Chemicals	0.7%
Capital Markets	0.7%
Industry Classification	% of Net Assets
Insurance	0.6%
Hotels, Restaurants & Leisure	0.5%
Others*	7.6%
100.7%
Liabilities in excess of other assets	(0.7)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
Effective November 14, 2024:
The Portfolio’s name changed from AST J.P. Morgan Global Thematic Portfolio to AST J.P. Morgan Moderate
Multi-Asset Portfolio
;
the Manager modified the Portfolio’s principal investment strategies to, among other things, update the description of the asset classes in which the Portfolio may invest and to clarify how the Portfolio may obtain investment exposures to global equities, fixed income and currency markets
; and the Portfolio’s management fee was reduced. Such reduction in management fees was driven by a reduction in subadvisory fees paid.
■
The Manager contractually agreed to waive 0.048% of its
investment
management fee through June 30,  2025, and effective July 1, 2024 to voluntarily waive an additional 0.022% of its investment management fee. These arrangements were subsequently terminated on
November 13, 2024 in connection with the investment management fee reduction. The Manager voluntarily agreed to waive an additional
0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of its term. The termination of these arrangements did not have an impact on the Portfolio’s total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Name [Text Block]	The Portfolio’s name changed from AST J.P. Morgan Global Thematic Portfolio to AST J.P. Morgan Moderate Multi-Asset Portfolio
Material Fund Change Expenses [Text Block]
The Manager contractually agreed to waive 0.048% of its
investment
management fee through June 30,  2025, and effective July 1, 2024 to voluntarily waive an additional 0.022% of its investment management fee. These arrangements were subsequently terminated on
November 13, 2024 in connection with the investment management fee reduction. The Manager voluntarily agreed to waive an additional
0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of its term. The termination of these arrangements did not have an impact on the Portfolio’s total annual operating expenses during the period.

Material Fund Change Strategies [Text Block]
the Manager modified the Portfolio’s principal investment strategies to, among other things, update the description of the asset classes in which the Portfolio may invest and to clarify how the Portfolio may obtain investment exposures to global equities, fixed income and currency markets
; and the Portfolio’s management fee was reduced. Such reduction in management fees was driven by a reduction in subadvisory fees paid.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST J.P. Morgan Fixed Income Central Portfolio
Shareholder Report [Line Items]
Fund Name	AST J.P. Morgan Fixed Income Central Portfolio
Class Name	AST J.P. Morgan Fixed Income Central Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST J.P. Morgan Fixed Income Central Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST J.P. Morgan Fixed Income Central Portfolio	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Disinflation progress caused many central banks to begin normalizing monetary
policy by cutting interest rates during the summer of 2024.
However, signs that further disinflation could take longer than expected led markets to reprice for fewer rate cuts in 2025, pushing bond yields up sharply in the fourth quarter. Against this backdrop, government bond returns were negative in 2024, with the Bloomberg Global Treasury
Index down 3.58% during the period. With government bonds struggling, the Bloomberg Aggregate Bond Index returned a muted 1.25% while the Bloomberg Global Aggregate Bond Index declined 1.69%. Riskier high yield bonds, as measured by the ICE BofA US High Yield
Constrained Index, gained 8.22% as spreads tightened during the reporting period.
■
The Portfolio outperformed its benchmark index, the Bloomberg US Aggregate TR Index (the Index), during the reporting period.
■
The biggest contributor to the Portfolio’s performance relative to the Index during the reporting period was its bond selection in the Portfolio’s
US Investment Grade Credit Sleeve, with credit spreads tightening in aggregate.
■
The US Treasury and Agency Sleeve also contributed positively to relative returns. Treasury rates rose again in 2024 as inflation remained more persistent than expected in some areas of the economy. Despite negative Treasury returns for the reporting period, the Portfolio was able to add relative value through its bond selection, mainly in Agencies.
■
During the reporting period, the Portfolio utilized liquid futures to obtain bond exposures, which positively impacted returns.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	2.28%	3.66%
Bloomberg US Aggregate Bond Index	1.25%	3.01%
Portfolio Inception: 11/29/2022.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.

Performance Inception Date	Nov. 29, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 3,335,184,511
Holdings Count | Holding	1,241
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 3,335,184,511
Number of portfolio holdings	1,241
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	81%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Credit Quality	% of Total Investments
AAA	3.1
AA	62.5
A	11.6
BBB	21.2
BB	1.5
B	0.1
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

AST PGIM Fixed Income Central Portfolio
Shareholder Report [Line Items]
Fund Name	AST PGIM Fixed Income Central Portfolio
Class Name	AST PGIM Fixed Income Central Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST PGIM Fixed Income Central Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST PGIM Fixed Income Central Portfolio	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number
of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a 50-basis points (bps) (one basis point equals 0.01%) rate cut followed by two separate 25-bps cuts. The rate cuts came after a re-steepening of the US
Treasury curve and greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened and performance across fixed income sectors was positive.
■
Security selection and sector allocation were the main drivers of the Portfolio’s outperformance versus the Bloomberg US Aggregate Bond
Index during the reporting period. Overweight allocations to, and security selection in, the non-agency collateralized mortgage-backed securities (CMBS) AAA rated, US investment grade corporate bonds, emerging markets high yield bonds, and non-agency CMBS AA rated sectors were the largest contributors to the Portfolio’s performance. Within credit, selection in the telecom, banking, and healthcare and pharmaceuticals sectors also contributed positively to performance.
■
Duration (duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates) and yield curve positioning (a yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities and is created by plotting the yields of different maturities for the same type of bonds) detracted from the Portfolio’s performance during the reporting period. The Portfolio’s security selection in Treasuries and credit selection in the media and entertainment sector also detracted from performance.
■
During the reporting period, the Portfolio used futures and swaps to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures and swaps, in the aggregate, detracted from performance during the reporting period. The Portfolio also used credit derivatives in the form of the Credit Default Swap Index to manage credit risk, which had a positive impact on the Portfolio’s performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	3.47%	4.01%
Bloomberg US Aggregate Bond Index	1.25%	1.45%
Portfolio Inception: 06/27/2022.
Since Inception returns are provided because the
Portfolio
has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.

Performance Inception Date	Jun. 27, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 11,291,762,076
Holdings Count | Holding	3,310
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 11,291,762,076
Number of portfolio holdings	3,310
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	70%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Credit Quality	% of Total Investments
AAA	17.0
AA	38.7
A	15.0
BBB	21.6
BB	2.5
B	1.1
CCC and Below	0.1
NR	1.7
Cash/Cash Equivalents	2.3
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
At a meeting of the shareholders of AST T. Rowe Price Fixed Income Central Portfolio (the “Target Portfolio”) held on August 23, 2024, shareholders of the Target Portfolio approved the reorganization of the Target Portfolio into the Portfolio (the
“
Reorganization
”
). The
Reorganization was completed on December 9, 2024.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST Target Maturity Central Portfolio
Shareholder Report [Line Items]
Fund Name	AST Target Maturity Central Portfolio
Class Name	AST Target Maturity Central Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Target Maturity Central Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Target Maturity Central Portfolio	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a 50-basis points (bps) (one basis point equals 0.01%) rate cut followed by two separate 25-bps cuts. The rate cuts came after a re-steepening of the US
Treasury curve and greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened and performance across fixed income sectors was positive.
■
Security selection and sector allocation were the main drivers of the Portfolio’s outperformance versus the Bloomberg US Aggregate Index during the reporting period. An overweight allocation to, and security selection in, the non-agency collateralized mortgage-backed securities
AAA rated, US investment grade corporate bond, asset-backed securities, and collateralized loan obligations AAA rated sectors were the largest contributors to performance. Within credit, selection in the technology, banking, and healthcare and pharmaceuticals sectors contributed positively to performance.
■
Duration (duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates) and yield curve positioning (a yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities and is created by plotting the yields of different maturities for the same type of bonds) detracted from the Portfolio’s performance during the reporting period. Within credit, selection in the aerospace and defense sector detracted from performance.
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures detracted from performance. The Portfolio also used credit derivatives in the form of the Credit Default Swap Index to manage credit risk, which had a negative impact on the Portfolio’s performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	2.36%	1.47%
Bloomberg US Aggregate Bond Index	1.25%	1.01%
Portfolio Inception: 04/25/2022.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.

Performance Inception Date	Apr. 25, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 374,954,633
Holdings Count | Holding	611
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 374,954,633
Number of portfolio holdings	611
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	118%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Credit Quality	% of Total Investments
AAA	34.1
AA	32.1
A	12.1
BBB	16.9
BB	1.1
B	0.2
NR	0.5
Cash/Cash Equivalents	3.0
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.